A Message To Our Contract Owners:

We are pleased to forward this combined Annual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Flex Extra (Qualified) (the "Segment"), four Funds of the MML Series Investment Fund, and three Funds of the Oppenheimer Variable Account Funds available to owners of Flex Extra contracts. These reports are for the year ended December 31, 1998.

The Annual Report for the Segment begins on page 3. The Segment has net assets of $4,675,452,010 as of December 31, 1998. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend, Oppenheimer Capital Appreciation, Oppenheimer Global Securities and Oppenheimer Strategic Bond Divisions as of December 31, 1998 are shown in detail in the table on page 3.

The Annual Report for the MML Series Investment Fund begins on page 12. This report contains a detailed description of the financial results of the MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1998.

The Annual Report for the Oppenheimer Variable Account funds begins on page 50. This report contains a detailed description of the financial results of the Oppenheimer Aggressive Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund for the year ended December 31, 1998.

We appreciate the interest and confidence you have shown in Separate Account 1.

                                     MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                                     /s/ Robert J. O'Connell
                                     -------------------------------------
                                     Robert J. O'Connell
                                     President and Chief Executive Officer

February 8, 1999

Table of Contents

Massachusetts Mutual Variable Annuity Separate Account 1 -
Flex Extra (Qualified)
  Statement of Assets and Liabilities as of December 31, 1998 ..........       3
  Statement of Operations For the Year Ended December 31, 1998 .........       4
  Statement of Changes in Net Assets For the Years Ended
    December 31, 1998 and 1997 .........................................     5-6
  Notes to Financial Statements ........................................    7-10
  Report of Independent Accountants ....................................      11

MML Series Investment Fund
  To Our Shareholders ..................................................   12-18
  Statement of Assets and Liabilities as of December 31, 1998 ..........      19
  Statement of Operations For the Year Ended December 31, 1998 .........      20
  Statement of Changes in Net Assets For the Years Ended
    December 31, 1998 and 1997 .........................................      21
  Financial Highlights .................................................   22-25
  Schedule of Investments as of December 31, 1998
     MML Equity Fund ...................................................   26-28
     MML Money Market Fund .............................................   29-30
     MML Managed Bond Fund .............................................   31-35
     MML Blend Fund ....................................................   36-44
  Notes to Financial Statements ........................................   45-48
  Report of Independent Accountants ....................................      49

Oppenheimer Variable Account Funds
  Oppenheimer Fund Managers' Messages ..................................   50-55
  Oppenheimer Aggressive Growth Fund
     Statement of Assets and Liabilities as of December 31, 1998 .......      56
     Statement of Operations For the Year Ended December 31, 1998 ......      57
     Statement of Changes in Net Assets For the Years Ended
       December 31, 1998 and 1997 ......................................      58
  Oppenheimer Global Securities Fund
     Statement of Assets and Liabilities as of December 31, 1998 .......      59
     Statement of Operations For the Years Ended December 31, 1998 .....      60
     Statement of Changes in Net Assets For the Years Ended
       December 31, 1998 and 1997 ......................................      61
  Oppenheimer Strategic Bond Fund
     Statement of Assets and Liabilities as of December 31, 1998 .......      62
     Statement of Operations For the Year Ended December 31, 1998 ......      63
     Statement of Changes in Net Assets For the Years Ended
       December 31, 1998 and 1997 ......................................      64
  Financial Highlights .................................................   65-67
  Statement of Investments as of December 31, 1998
     Oppenheimer Aggressive Growth Fund ................................   68-70
     Oppenheimer Global Securities Fund ................................   71-76
     Oppenheimer Strategic Bond Fund ...................................  77-101
  Notes to Financial Statements ........................................ 102-113
  Reports of Independent Auditors ...................................... 114-116

Massachusetts Mutual Variable Annuity Separate Account I - Flex Extra
(Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

                                                                MML              MML
                                               MML             Money           Managed            MML
                                              Equity           Market            Bond            Blend
                                             Division         Division         Division         Division
                                          --------------   --------------   --------------   --------------
ASSETS
Investments
  Number of shares (Note 2)                   44,071,313       84,146,588       10,786,408       72,674,225
                                          ==============   ==============   ==============   ==============
  Identified cost (Note 6)                $1,119,039,922   $   84,146,588   $  133,083,328   $1,411,915,729
                                          ==============   ==============   ==============   ==============
  Value (Note 3A)                         $1,727,495,987   $   84,146,588   $  135,869,684   $1,822,899,582
Dividends receivable                          87,487,516          335,297        2,460,738      114,193,766
Receivable from Massachusetts
  Mutual Life Insurance Company                        -          466,284                -                -
Other assets                                       5,711               19              290            7,124
                                          --------------   --------------   --------------   --------------
      Total assets                         1,814,989,214       84,948,188      138,330,712    1,937,100,472

LIABILITIES
Annuitant mortality fluctuation reserve
  (Note 3D)                                       25,929              376            2,724           58,554
Payable to Massachusetts Mutual
  Life Insurance Company                       9,189,716                -          438,729        7,929,255
                                          --------------   --------------   --------------   --------------
     Total liabilities                         9,215,645              376          441,453        7,987,809
                                          --------------   --------------   --------------   --------------

NET ASSETS                                $1,805,773,569   $   84,947,812   $  137,889,259   $1,929,112,663
                                          ==============   ==============   ==============   ==============

Net Assets:
Accumulation units value                  $1,804,909,278   $   84,935,285   $  137,798,457   $1,927,160,857
Annuity reserves (Note 3E)                       864,291           12,527           90,802        1,951,806
                                          --------------   --------------   --------------   --------------
     Net assets                           $1,805,773,569   $   84,947,812   $  137,889,259   $1,929,112,663
                                          ==============   ==============   ==============   ==============

Accumulation units (Note 8)
  Contractowners                             425,596,117       51,773,022       59,569,603      569,209,258
  Massachusetts Mutual Life
     Insurance Company                                 -                -                -                -
                                          --------------   --------------   --------------   --------------
     Total units                             425,596,117       51,773,022       59,569,603      569,209,258
                                          ==============   ==============   ==============   ==============

NET ASSET VALUE PER
  ACCUMULATION UNIT
  December 31, 1998                       $         4.24   $         1.64   $         2.31   $         3.39
  December 31, 1997                                 3.70             1.58             2.17             3.02
  December 31, 1996                                 2.91             1.52             2.00             2.53
  December 31, 1995                                 2.45             1.47             1.96             2.25
  December 31, 1994                                 1.89             1.41             1.67             1.85

                                          *Oppenheimer    Oppenheimer     Oppenheimer
                                            Capital         Global         Strategic
                                          Appreciation    Securities         Bond
                                            Division       Division        Division

                                          ------------   ------------   ------------
ASSETS
Investments
  Number of shares (Note 2)                  8,604,259     11,550,695     15,658,216
                                          ============   ============   ============
  Identified cost (Note 6)                $321,132,978   $209,004,597   $ 79,250,481
                                          ============   ============   ============
  Value (Note 3A)                         $385,728,931   $254,923,841   $ 80,170,064
Dividends receivable                                 -              -              -
Receivable from Massachusetts
  Mutual Life Insurance Company                      -              -              -
Other assets                                       335            332            263
                                          ------------   ------------   ------------
     Total assets                          385,729,266    254,924,173     80,170,327

LIABILITIES
Annuitant mortality fluctuation reserve
  (Note 3D)                                      1,999            893            710
Payable to Massachusetts Mutual
  Life Insurance Company                     1,726,182      1,134,597        230,678
                                          ------------   ------------   ------------
     Total liabilities                       1,728,181      1,135,490        231,388
                                          ------------   ------------   ------------
NET ASSETS                                $384,001,085   $253,788,683   $ 79,938,939
                                          ============   ============   ============

Net Assets:
Accumulation units value                  $383,934,442   $253,758,932   $ 79,915,278
Annuity reserves (Note 3E)                      66,643         29,751         23,661
                                          ------------   ------------   ------------
     Net assets                           $384,001,085   $253,788,683   $ 79,938,939
                                          ============   ============   ============

Accumulation units (Note 8)
  Contractowners                           200,858,119    176,565,468     59,356,175
  Massachusetts Mutual Life
     Insurance Company                           5,000          5,000          5,000
                                          ------------   ------------   ------------
     Total units                           200,863,119    176,570,468     59,361,175
                                          ============   ============   ============

NET ASSET VALUE PER
  ACCUMULATION UNIT
  December 31, 1998                       $       1.91   $       1.44   $       1.35
  December 31, 1997                               1.72           1.28           1.33
  December 31, 1996                               1.56           1.05           1.23
  December 31, 1995                               1.32           0.91           1.12
  December 31, 1994                               1.01           0.90           0.98


* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.

                      See Notes to Finanical Statements.

Massachusetts Mutual Variable Annuity Separate Account I - Flex Extra
(Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1998

                                                        MML         MML                   *Oppenheimer  Oppenheimer   Oppenheimer
                                            MML        Money      Managed         MML        Capital       Global       Strategic
                                          Equity       Market       Bond         Blend    Appreciation   Securities       Bond
                                         Division     Division    Division     Division      Division     Division      Division
                                       ------------  ----------  ----------  ------------  -----------  -----------    ----------
Investment income
Dividends (Note 3B)                    $ 87,502,482  $3,710,406  $8,040,025  $161,059,949  $ 9,010,634  $21,281,303    $2,003,867

Expenses
Mortality and expense risk fees and
 administrative expenses (Note 4)        21,669,572     956,232   1,604,337    23,769,878    4,389,033    2,968,477       974,049
                                       ------------  ----------  ----------  ------------  -----------  -----------    ----------
Net investment income (Note 3C)          65,832,910   2,754,174   6,435,688   137,290,071    4,621,601   18,312,826     1,029,818
                                       ------------  ----------  ----------  ------------  -----------  -----------    ----------
Net realized and unrealized
gain (loss) on investments
Net realized gain on investments
 (Notes 3B, 3C and 7)                    40,715,247           -     175,578    40,453,309    3,796,453    2,316,249       585,727
Change in net unrealized appreciation/
 depreciation of investments            120,868,915           -   1,355,721    31,568,535   27,334,115    5,708,659      (647,713)
                                       ------------  ----------  ----------  ------------  -----------  -----------    ----------
Net gain (loss) on investments          161,584,162           -   1,531,299    72,021,844   31,130,568    8,024,908       (61,986)
                                       ------------  ----------  ----------  ------------  -----------  -----------    ----------
Net increase in net assets
 resulting from operations             $227,417,072  $2,754,174  $7,966,987  $209,311,915  $35,752,169  $26,337,734    $  967,832
                                       ============  ==========  ==========  ============  ===========  ===========    ==========


* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund .


                      See Notes to Finanical Statements.

Massachusetts Mutual Variable Annuity Separate Account I - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1998

                                                                          MML          MML                       *Oppenheimer
                                                           MML           Money       Managed          MML          Capital
                                                         Equity          Market        Bond          Blend       Appreciation
                                                        Division       Division      Division       Division       Division
                                                     --------------  ------------  ------------  --------------  ------------
Increase (decrease) in net assets Operations:
Net investment income                                $   65,832,910  $  2,754,174  $  6,435,688  $  137,290,071  $  4,621,601
Net realized gain  on investments                        40,715,247             -       175,578      40,453,309     3,796,453
Change in net unrealized appreciation/
 depreciation of investments                            120,868,915             -     1,355,721      31,568,535    27,334,115
                                                     --------------  ------------  ------------  --------------  ------------
Net increase in net assets resulting from operations    227,417,072     2,754,174     7,966,987     209,311,915    35,752,169
                                                     --------------  ------------  ------------  --------------  ------------
Capital transactions: (Note 8)
Net contract payments (Note 6)                          234,334,365    42,984,690    25,793,792     226,272,450    78,684,856
Transfer to Guaranteed Principal Account                 (8,680,723)   (2,534,720)     (626,871)    (10,542,006)   (1,459,346)
Withdrawal of funds                                    (188,939,283)  (15,932,582)  (15,269,421)   (216,569,542)  (34,226,369)
Reimbursement (payment) of accumulation
 unit value fluctuation                                    (338,003)        3,327      (171,552)       (558,141)      (81,958)
Net charge (credit) to annuitant mortality
 fluctuation reserve (Note 3D)                               36,577            99         2,739          (3,721)        5,939
Annuity benefit payments                                   (137,922)       (1,329)      (12,651)       (200,531)       (7,154)
Withdrawals due to administrative and
 contingent deferred sales charges (Note 6)              (3,928,657)     (230,496)     (778,593)     (4,707,537)     (764,333)
Divisional transfers                                     15,051,030   (11,732,070)    8,131,600      (9,727,276)       80,515
                                                     --------------  ------------  ------------  --------------  ------------
Net increase (decrease) in net assets
 resulting from capital transactions                     47,397,384    12,556,919    17,069,043     (16,036,304)   42,232,150
                                                     --------------  ------------  ------------  --------------  ------------
Total increase                                          274,814,456    15,311,093    25,036,030     193,275,611    77,984,319

NET ASSETS, at beginning of the year                  1,530,959,113    69,636,719   112,853,229   1,735,837,052   306,016,766
                                                     --------------  ------------  ------------  --------------  ------------
NET ASSETS, at end of the year                       $1,805,773,569  $ 84,947,812  $137,889,259  $1,929,112,663  $384,001,085
                                                     ==============  ============  ============  ==============  ============

                                                     Oppenheimer    Oppenheimer
                                                        Global       Strategic
                                                      Securities       Bond
                                                       Division      Division
                                                     ------------  -----------

Increase (decrease) in net assets Operations:
Net investment income                                $ 18,312,826  $ 1,029,818
Net realized gain  on investments                       2,316,249      585,727
Change in net unrealized appreciation/
 depreciation of investments                            5,708,659     (647,713)
                                                     ------------  -----------
Net increase in net assets resulting from operations   26,337,734      967,832
                                                     ------------  -----------
Capital transactions: (Note 8)
Net contract payments (Note 6)                         49,990,108   24,010,666
Transfer to Guaranteed Principal Account               (1,195,538)    (566,275)
Withdrawal of funds                                   (22,863,954)  (7,045,668)
Reimbursement (payment) of accumulation
 unit value fluctuation                                   (34,093)      (7,199)
Net charge (credit) to annuitant mortality
 fluctuation reserve (Note 3D)                               (796)       1,944
Annuity benefit payments                                   (2,900)      (3,404)
Withdrawals due to administrative and
 contingent deferred sales charges (Note 6)              (395,028)    (102,820)
Divisional transfers                                    1,576,742   (3,380,541)
                                                     ------------  -----------
Net increase (decrease) in net assets
 resulting from capital transactions                   27,074,541   12,906,703
                                                     ------------  -----------
Total increase                                         53,412,275   13,874,535

NET ASSETS, at beginning of the year                  200,376,408   66,064,404
                                                     ------------  -----------
NET ASSETS, at end of the year                       $253,788,683  $79,938,939
                                                     ============  ===========

* This division invests in the Oppenheimer Aggressive Growth Fund. Prior to
  May 1, 1998, the Oppenheimer Aggressive Growth Fund was called the Oppenheimer Capital Appreciation Fund.


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account I - Flex Extra
(Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Year Ended December 31, 1997

                                                                                   MML                 MML

                                                                  MML             Money              Managed              MML

                                                                Equity            Market               Bond              Blend

                                                               Division          Division            Division           Division

                                                           ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets Operations:
 Net investment income (loss)                              $    97,491,773    $     2,791,537    $     5,564,010    $   142,065,242
 Net realized gain on investments                               12,495,460                  -              8,195         24,142,272
  Change in net unrealized appreciation/depreciation
   of investments                                              199,325,594                  -          3,169,238        114,765,896
                                                           ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting from operations           309,312,827          2,791,537          8,741,443        280,973,410
                                                           ---------------    ---------------    ---------------    ---------------
Capital transactions: (Note 8)
Net contract payments (Note 6)                                 220,631,779         40,836,523         17,525,135        207,397,147
Transfer to Guaranteed Principal Account                        (6,025,604)        (2,473,788)          (630,184)        (5,168,376)
Withdrawal of funds                                           (110,143,524)       (10,374,826)        (9,127,017)      (158,292,213)
Reimbursement (payment) of accumultation
 unit value fluctuation                                            618,242            (81,658)           (27,032)           404,089
Net charge (credit) to annuitant mortality
 fluctuation reserve (Note 3D)                                      (5,639)               142             14,949           (228,565)
Annuity benefit payments                                           (47,741)            (1,141)            (7,638)          (145,635)
Withdrawals due to administrative and
 contingent deferred sales charges (Note 6)                     (3,163,446)          (169,648)          (714,396)        (4,417,293)
Divisional transfers                                            30,579,317        (38,923,394)        (7,589,809)       (17,850,818)
                                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
 resulting from capital transactions                           132,443,384        (11,187,790)          (555,992)        21,698,336
                                                           ---------------    ---------------    ---------------    ---------------
Total increase (decrease)                                      441,756,211         (8,396,253)         8,185,451        302,671,746

NET ASSETS, at beginning of the year                         1,089,202,902         78,032,972        104,667,778      1,433,165,306
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS, at end of the year                             $ 1,530,959,113    $    69,636,719    $   112,853,229    $ 1,735,837,052
                                                           ===============    ===============    ===============    ===============
                                                                   Oppenheimer           Oppenheimer            Oppenheimer
                                                                     Capital                Global               Strategic
                                                                   Appreciation           Securities               Bond
                                                                     Division              Division              Division
                                                                   -------------         -------------         -------------
Increase (decrease) in net assets Operations:
 Net investment income (loss)                                      $   7,290,775         $    (503,351)        $   3,526,023
 Net realized gain on investments                                      4,123,760             1,178,693               228,380
  Change in net unrealized appreciation/depreciation
   of investments                                                     15,365,603            27,069,966               103,191
                                                                   -------------         -------------         -------------
Net increase in net assets resulting from operations                  26,780,138            27,745,308             3,857,594
                                                                   -------------         -------------         -------------
Capital transactions: (Note 8)
Net contract payments (Note 6)                                        85,295,016            52,890,477            25,868,183
Transfer to Guaranteed Principal Account                                (708,095)             (386,663)             (355,058)
Withdrawal of funds                                                  (16,117,822)          (10,726,014)           (3,266,354)
Reimbursement (payment) of accumultation
 unit value fluctuation                                                  103,934               685,959                (7,779)
Net charge (credit) to annuitant mortality
 fluctuation reserve (Note 3D)                                               535                   210                (3,801)
Annuity benefit payments                                                  (3,061)                  299                   441
Withdrawals due to administrative and
 contingent deferred sales charges (Note 6)                             (493,582)             (221,028)              (51,547)
Divisional transfers                                                  14,315,971            16,992,696             2,476,036
                                                                   -------------         -------------         -------------
Net increase (decrease) in net assets
 resulting from capital transactions                                  82,392,896            59,235,936            24,660,121
                                                                   -------------         -------------         -------------
Total increase (decrease)                                            109,173,034            86,981,244            28,517,715

NET ASSETS, at beginning of the year                                 196,843,732           113,395,164            37,546,689
                                                                   -------------         -------------         -------------
NET ASSETS, at end of the year                                     $ 306,016,766         $ 200,376,408         $  66,064,404
                                                                   =============         =============         =============


                      See Notes to Finanical Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 - Flex Extra
(Qualified)

Notes To Financial Statements

1.  HISTORY

    Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

    MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified.) These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Flex Extra (Qualified) segment (the "Segment").

    On September 13, 1994, MassMutual paid $15,000 to provide the initial capital for the Segment's three most recently established divisions: 1,516 shares were purchased in the management investment company described in Note 2 supporting the three Oppenheimer divisions of the Segment.

2.  INVESTMENT OF THE SEGMENT'S ASSETS

    The Flex Extra (Qualified) Segment maintains seven divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund, the MML Blend Division invests in shares of MML Blend Fund, the Oppenheimer Capital Appreciation Division invests in shares of Oppenheimer Aggressive Growth Fund, the Oppenheimer Global Securities Division invests in shares of Oppenheimer Global Securities Fund and the Oppenheimer Strategic Bond Division invests in shares of Oppenheimer Strategic Bond Fund.

    MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four of the six separate series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940. MassMutual serves as investment manager of the MML Trust. David L. Babson & Company, Inc. ("Babson") a controlled subsidiary of MassMutual, serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

    Oppenheimer Aggressive Growth Fund, Oppenheimer Global Securities Fund and Oppenheimer Strategic Bond Fund are part of the Oppenheimer Variable Account Funds (the "Oppenheimer Trust"). The Oppenheimer Trust is a diversified, open-end management investment company registered under the Investment Company Act of 1940, for which OppenheimerFunds, Inc. ("OFI"), a controlled subsidiary of MassMutual, serves as investment manager.

    In addition to the seven divisions of the Segment, a Contract Owner may also allocate funds to the Guaranteed Principal Account, which is part of MassMutual's general account. Because of exemptive and exclusionary provisions, interests in the Guaranteed Principal Account, which is part of MassMutual's general account, are not registered under the Securities Act of 1933. Also, the general account is not registered as an investment company under the Investment Company Act of 1940.

3.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

    A.  Investment Valuation

    Investments in MML Trust and Oppenheimer Trust are each stated at market value which is the net asset value of each of the respective underlying funds.

    B.  Accounting for Investments

    Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

    C.  Federal Income Taxes

    Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to contracts which depend on the Segment's investment performance (the "Contracts"). Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

    D.  Annuitant Mortality Fluctuation Reserve

    The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segment. Net transfers from MassMutual to the Segment totaled $218,271 and $314,296 for the years ended December 31, 1998 and 1997. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

    E.  Annuity Reserves

    Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

    F.  Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.  CHARGES FOR MORTALITY AND EXPENSE RISKS AND ADMINISTRATIVE EXPENSES

    Daily charges are made which are currently equivalent on an annual basis to 1.30% of the net asset value of the Segment (the "Net Asset Value"). The mortality and expense risk part of this charge is made daily at an annual rate which is currently equal to 1.15%, and will not exceed 1.25% of the Net Asset Value. The administrative expense part of this charge is made daily at an annual rate of 0.15% of the Net Asset Value.

5.   Distribution Agreement

     MML Distributors, LLC ("MML Distributors"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter of the contracts pursuant to an underwriting and servicing agreement among MML Distributors, MassMutual and Separate Account I. MML Distributors is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the contracts.

     MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as co-underwriter of the contracts pursuant to underwriting and servicing agreements among MMLISI, MassMutual and Separate Account 1. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the contracts as authorized variable life insurance agents under applicable state insurance laws.

     Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their activities as underwriters of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES


                                                   MML           MML                      Oppenheimer    Oppenheimer     Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global        Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
-----------------------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------

Gross contract
  payments                      $234,397,808   $42,996,327   $25,800,775   $226,333,711   $ 78,706,159   $ 50,003,642   $ 24,017,166
Less deduction for
  premium taxes                       63,443        11,637         6,983         61,261         21,303         13,534          6,500
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net contract payments           $234,334,365   $42,984,690   $25,793,792   $226,272,450   $ 78,684,856   $ 49,990,108   $ 24,010,666
                                ============   ===========   ===========   ============   ============   ============   ============
Administrative and contingent
  deferred sales charges        $  3,928,657   $   230,496   $   778,593   $  4,707,537   $    764,333   $    395,028   $    102,820
                                ============   ===========   ===========   ============   ============   ============   ============


                                                   MML           MML                      Oppenheimer    Oppenheimer     Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global        Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1997                 Division       Division      Division      Division       Division       Division       Division
-----------------------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------

Gross contract
  payments                      $220,705,230   $40,850,118   $17,530,970   $207,466,192   $ 85,323,412   $ 52,908,085   $ 25,876,795
Less deduction for
  premium taxes                       73,451        13,595         5,834         69,045         28,396         17,608          8,612
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net contract payments           $220,631,779   $40,836,523   $17,525,136   $207,397,147   $ 85,295,016   $ 52,890,477   $ 25,868,183
                                ============   ===========   ===========   ============   ============   ============   ============
Administrative and contingent
  deferred sales charges        $  3,163,446   $   169,648   $   714,396   $  4,417,293   $    493,582   $    221,028   $     51,547
                                ============   ===========   ===========   ============   ============   ============   ============


7.   PURCHASES AND SALES OF INVESTMENTS

                                                   MML           MML                      Oppenheimer    Oppenheimer     Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global        Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
-----------------------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------


Cost of purchases               $219,563,529   $ 67,060,113  $31,632,462   $232,603,112   $ 58,415,868   $ 55,651,970   $ 21,505,631
Proceeds from sales               74,617,115     51,975,605    8,686,015    101,190,195     10,704,100      9,718,250      7,530,413


8.   NET INCREASE (DECREASE) IN ACCUMULATION UNITS


                                                   MML           MML                      Oppenheimer    Oppenheimer     Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global        Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
-----------------------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------

Units purchased                  59,734,461    26,754,409     11,399,352     71,075,656     44,410,224     37,130,101    17,833,894
Units withdrawn and
  transferred to
  Guaranteed Principal Account  (51,636,826)  (11,662,859)    (7,400,382)   (72,902,856)   (20,774,729)   (18,331,820)   (5,759,178)
Units transferred between
  divisions                       3,612,016    (7,379,349)     3,535,629     (3,097,482)      (359,270)       710,523    (2,540,000)
Units transferred to annuity
  reserves                          (48,546)            -              -        (78,931)       (17,205)        (6,958)            -
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net increase (decrease)          11,661,105     7,712,201      7,534,599     (5,003,613)    23,259,020     19,501,846      9,534,716


Units, at beginning of
  the year                      413,935,012    44,060,821     52,035,004    574,212,871    177,604,099    157,068,622     49,826,459
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Units, at end of the period     425,596,117    51,773,022     59,569,603    569,209,258    200,863,119    176,570,468     59,361,175
                                ===========    ==========    ===========   ============   ============   ============   ============


                                                   MML           MML                      Oppenheimer    Oppenheimer     Oppenheimer
                                     MML          Money        Managed         MML          Capital         Global        Strategic
For The Year Ended                 Equity         Market         Bond         Blend       Appreciation    Securities        Bond
December 31, 1998                 Division       Division      Division      Division       Division       Division       Division
-----------------------------   ------------   -----------   -----------   ------------   ------------   ------------   ------------


Units purchased                   66,867,037    26,589,800     8,539,512     75,090,722     53,068,628     44,442,770    20,330,179
Units withdrawn and
  transferred to
  Guaranteed Principal
  Account                        (36,091,954)   (8,646,887)   (5,122,869)   (60,240,402)   (10,630,862)    (9,432,090)   (2,867,197)
Units transferred between
  divisions                        9,184,319   (25,151,983)   (3,762,518)    (6,512,498)     9,198,583     14,374,660     1,981,363
Units transferred to annuity
  reserves                          (107,936)       (1,199)      (22,665)      (425,149)       (21,543)       (19,321)      (22,968)
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------
Net increase (decrease)           39,851,466    (7,210,269)     (368,540)     7,912,673     51,614,806     49,366,019    19,421,377


Units, at beginning of
  the year                       374,083,546    51,271,090    52,403,544    566,300,198    125,989,293    107,702,603    30,405,082
                                ------------   -----------   -----------   ------------   ------------   ------------   ------------

Units, at end of the
  period                         413,935,012    44,060,821    52,035,004    574,212,871    177,604,099    157,068,622    49,826,459
                                ============   ===========   ===========   ============   ============   ============   ============



9.   CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

     As discussed in Note 1, the financial statements only represent activity of the Flex Extra (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1998 for the Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:


                                                  MML            MML                              Oppenheimer        Oppenheimer
                                 MML             Money         Managed            MML               Capital            Global
                               Equity           Market           Bond            Blend           Appreciation        Securities
                              Division         Division        Division        Division            Division           Division
                           --------------    ------------    ------------    --------------      -------------      -------------

Total assets               $1,960,599,721     $96,147,133    $150,710,305    $2,188,485,498      $ 385,729,266      $ 254,924,173
Total liabilities               9,803,903          20,633         530,032         9,071,364          1,728,181          1,135,490
                           --------------    ------------    ------------    --------------      -------------      -------------
Net assets                 $1,950,795,818     $96,126,500    $150,180,273    $2,179,414,134      $ 384,001,085      $ 253,788,683
                           ==============    ============    ============    ==============      =============      =============
Net assets consist of:
Accumulation units--Value  $1,949,334,602     $96,038,348    $150,046,125    $2,176,973,482      $ 383,934,442      $ 253,758,932
Annuity reserves                1,461,216          88,152         134,148         2,440,652             66,643             29,751
                           --------------    ------------    ------------    --------------      -------------      -------------
Net assets                 $1,950,795,818     $96,126,500    $150,180,273    $2,179,414,134      $ 384,001,085      $ 253,788,683
                           ==============    ============    ============    ==============      =============      =============
                            *Oppenheimer
                              Strategic
                                Bond
                              Division
                           ------------
Total assets               $ 80,170,327
Total liabilities               231,388
                           ------------
Net assets                 $ 79,938,939
                           ============
Net assets consist of:
Accumulation units--Value  $ 79,915,278
Annuity reserves                 23,661
                           ------------
Net assets                 $ 79,938,939
                           ============

*Offered on the Flex Extra Contracts only.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of the Flex Extra (Qualified) segment of Massachusetts Mutual Variable Annuity Separate Account 1 (hereafter referred to as "the Account") at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the investment companies, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Springfield, Massachusetts
February 25, 1999

MML SERIES INVESTMENT FUND

TO OUR SHAREHOLDERS

ANOTHER YEAR OF EXPANSION IN THE U.S.

1998 marked the eighth consecutive year of economic expansion in the United States, once again confounding those who were looking for the economy to falter. Real growth of gross domestic product for the year is likely to be somewhere around 3.75%, a shade under 1997's 3.9%. While economic growth continued, inflation remained virtually dormant, with the Consumer Price Index rising about 1.7%. Producer prices, which often lead changes in consumer prices, actually declined in 1998. Interest rates fell for most of the year, ending December at near-record low levels. Contributing to the easing of interest rates was the fact that the U.S. government had a $70 billion surplus in fiscal year 1998 after several decades of deficits. Another surplus is forecast for the current fiscal year.

Consumption and fixed investment both contributed strongly to the expansion in 1998. Thanks to solid income growth and another banner year for large capitalization stocks, consumers were able to maintain spending at high levels all year. Fixed investment benefited from steady increases in residential construction and producers' durable equipment mainly computers and other business equipment. Investment in technology contributed not only to growth but also to gains in productivity.

The only broad-based drag on economic growth was the trade deficit, which grew by close to $100 billion in 1998. The deficit was exacerbated by strong domestic growth, which spurred imports, and by serious financial problems abroad, which dampened foreign demand for U.S. goods and services and therefore limited U.S. exports.

OVERSEAS: SOME PROGRESS, SOME NEW CHALLENGES

In Asia, where severe financial problems first came to a head in 1997, there was some progress. The stock markets of Thailand and South Korea rebounded noticeably in 1998, indicating that investors are beginning to overcome their generalized fear of Southeast Asian markets and instead are making investment decisions on a nation-specific basis. This is a key prerequisite for meaningful recovery in the region.

In Japan, political leaders finally adopted an aggressive plan to stimulate the economy and reform the country's ailing banking system. Policy is now moving in the proper direction, but it will be a long road back to economic health for Japan.

One key concern continues to be the extent to which the problems in Asia will spread to other emerging markets, and eventually to the U.S. This concern gained renewed force in August, when Russia announced a substantial devaluation of its currency, the ruble, and defaulted on much of its foreign debt. South America, particularly Brazil, also gave investors cause for concern in 1998.

EQUITIES TAKE A HIT BUT FINISH STRONG

U.S. equities were uniformly strong during the first three months of the year, as concerns about Asia receded into the background and investors focused on strong economic growth. In April, a two-tiered market emerged, with large-capitalization technology and other growth issues leading the S&P 500 Index and the Dow Jones Industrial Average higher through mid-July. The Russell 2000 Index, however, trended lower throughout the second quarter, indicating that many small-capitalization stocks were not participating in the rally. Indeed, even the S&P 500's gains, at its high water mark in July, were largely due to its twenty largest components. The rally, therefore, was quite narrow.

In the third quarter, amid Russia's financial difficulties and renewed concerns about Asia, stocks turned south, giving up all they had gained earlier in the year and then some in many cases. A flight to quality ensued in which investors shunned stocks in general. Especially hard hit were small-capitalization issues, technology stocks, and other sectors perceived to have more than average risk. With the financial markets reeling, the Federal Reserve Board stepped in, lowering interest rates three times in three months. Stocks responded with a vigorous fourth-quarter rally, again concentrated primarily in growth stocks. The Dow Jones Industrial Average, S&P 500 Index, NASDAQ Composite Index and Russell 2000 Index ended 1998 with returns of 18.17%, 28.58%, 39.63% and 2.55%, respectively. The disparity in performance between the different market segments is especially evident in the latter two indices.

BONDS RIDE THE ROLLER COASTER, TOO

Bonds were by no means immune to the third quarter's volatility. Up to that point, interest rates, which began the year at low levels, had trended irregularly lower, as the yield curve gradually flattened. Although first-half credit spreads widened in January and June, new issuance remained at relatively healthy levels due to the low absolute level of interest rates.

In August, trouble began brewing in the credit markets when Russia's devaluation and default caused a number of hedge funds to liquidate some large credit positions. Panic ensued, and spreads widened dramatically, especially between corporate issues and Treasuries, as investors sold corporate securities and fled to the safety of Treasury securities.

As happened with equities, the credit markets recovered somewhat when the Federal Reserve Board lowered interest rates. Spreads narrowed considerably by year-end, although not nearly to their levels before the crisis.

LOOKING AHEAD TO 1999

The central economic event of 1999 is likely to be a mild slowdown in the U.S. economy. The lower rate of expansion in non-farm payrolls in the second half of 1998, together with the associated easing of personal income growth, makes it unlikely that consumers will be able to keep spending at 1998's brisk rate. Softness in corporate earnings, a symptom of reduced consumer spending, may be evident. Federal Reserve Board policy, which was extremely accommodating in response to the 1998 crisis in the financial markets, has returned to a neutral stance and will likely remain so until circumstances clearly mandate a change. Inflation may rise a little but should remain unthreatening. In this environment, MassMutual should continue to serve shareholders well with its focus on thorough research and identifying value in the financial markets.


                              /s/ Stuart H. Reese


                              Stuart H. Reese
                              President
                              MML Series Investment Fund

January 29, 1999

MML EQUITY FUND

HOW DID THE FUND PERFORM OVER THE PAST YEAR?

The Fund performed reasonably well, given the backdrop of 1998's volatile markets. For the 12 months ended December 31, 1998, the Fund had a net return of 16.20%*. The Fund's return trailed the 28.58% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks, while surpassing the 14% gain of the average diversified equity fund monitored by Lipper Analytical Services. The S&P 500's gains in 1998 were driven primarily by the 20 largest companies in that Index, many of which the fund cannot invest in either because their stock prices exceed our value parameters or they pay no dividends.

WHAT WAS THE INVESTMENT ENVIRONMENT IN 1998?

It was a tumultuous year, to be sure. After superlative gains in the previous three years, it looked as though the stock market would be hard-pressed to perform well again in 1998. Against those odds, however, popular averages such as the Dow Jones Industrial Average and the S&P 500 Index surged ahead through mid-July, gaining in excess of 20%. At that point, however, many multinational companies began to report lower earnings or to scale back their earnings forecasts due to the Asian financial crisis. The most negative news during the period, though, came from Russia, which substantially devalued its currency and defaulted on much of its foreign debt. Worldwide equity markets responded by plunging in August, as the S&P 500 relinquished all of the ground it gained earlier in the year.

In September, October and November, the Federal Reserve Board (Fed) moved aggressively to cut short-term interest rates, which helped to get the markets back on track. The October easing had a particularly beneficial effect because it was a surprise move that occurred between meetings of the Fed's Open Market Committee, the group that decides the fate of short-term interest rates. As a result, stocks came roaring back in the fourth quarter, with the S&P 500 gaining 21.3% in that quarter alone. However, the lion's share of the gains was once again concentrated in the Index's larger growth stocks. More than 200 stocks in the S&P 500 - about 40% posted price declines during 1998, and operating earnings for the Index as a whole are likely to be flat or slightly down for the year.

HOW WAS THE FUND'S STRATEGY EMPLOYED DURING THE YEAR?

Shortly after mid-year, we reduced some of the industrial exposure in the portfolio, selling positions in specialty chemical companies, Lubrizol and Nalco Chemical. With the economy appearing to be slowing down, we felt that the earnings of these companies would suffer significantly in the short term. After stocks retreated in the third quarter, most stocks were far more attractive on a value basis. Our buying was selective and included Burlington Resources, Conoco (which was spun off from Dupont), Newell Corp, and American Home Products.

WHICH STOCKS DID WELL FOR THE FUND, AND WHICH WERE DISAPPOINTING?

Schering Plough, part of a strong health care sector, was our top performer for the year, with a gain of 78%. Although we took profits on some of this position when the stock reached what we considered to be relatively high valuation levels, it is still one of the Fund's top-ten holdings. Bristol Myers-Squibb and Becton Dickinson were two other health care holdings that turned in strong performances for the year. IBM was part of a strong technology group, gaining 77%. General Electric, another top-ten holding, also helped the Fund's performance. Although one of the largest companies in the world, GE is also one of the best managed and has actually accelerated its earnings growth rate in the past five years, a rarity for a company of GE's size. McGraw-Hill and Pitney Bowes were two other top-ten holdings that finished the year with good gains.

Many of our laggards this year were energy stocks that were hurt by weak oil and gas prices. Kerr-McGee, Unocal, and USX-Marathon Group all exemplified this trend. Minnesota Mining & Manufacturing, a diversified manufacturing company, was hurt by its Asian exposure.

WHAT IS YOUR OUTLOOK?

Looking ahead to 1999, we have some concerns. The market is unlikely to deliver yet another year of above-20% gains. With the U.S. economy apparently slowing, corporations may not be able to deliver the kind of earnings growth that Wall Street wants to see. Furthermore, as mentioned previously, the S&P 500's exceptional performance has been concentrated in relatively few large-capitalization growth stocks. In order for the market's advance to have staying power, it must expand to include more than a select few issues. Such an expansion should likely benefit the Fund, which sticks to moderately valued securities that could be attractive to investors who become disenchanted with those highly valued issues that have been market leaders for the past several years.

On the positive side, inflation remains low and interest rates are favorable. The Federal Reserve Board has shown its determination to keep the economy from falling into recession, and 1998's three interest rate cuts may be followed by more if economic growth shows signs of faltering. In a slower-growth environment such as we seem to be entering, the Fund's emphasis on value should enable it to continue to deliver competitive returns for shareholders.

* The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

                             [GRAPH APPEARS HERE]

                              STANDARD & POORS
FUND                          500 INDEX
1/1/89         10000               10000
  1989         12304               13166
  1990         12241               12757
  1991         15370               16645
  1992         16980               17913
  1993         18597               19717
  1994         19359               19875
  1995         25386               27482
  1996         30527               33795
  1997         39255               45072
  1998         45614               57954

MML BLEND FUND

HOW DID THE FUND PERFORM OVER THE PAST YEAR?

For the twelve months ended December 31, 1998, the Fund had a net return of 13.56%*, trailing the 15.1% gain recorded by the Lipper Balanced Fund Index, an unmanaged index of stocks and bonds. Large-capitalization growth stocks once again garnered the lion's share of the gains compared to the value-oriented stocks in which the Fund's equity portfolio invests. This hurt performance relative to the Index. Volatility increased substantially during the third quarter, and the Fund's fixed-income holdings helped cushion the declines in equities that occurred during that period.

CAN YOU EXPLAIN THE FUND'S ALLOCATIONS AMONG THE THREE ASSET CLASSES DURING THE YEAR?

The target allocation for stocks decreased from 61% to 59% at the end of the year. The allocation for bonds was increased from 19% at the beginning of 1998 to 23% at the end of the year, while the percentage of money market securities was decreased from 20% to 18% over the same period. In response to widening spreads between U.S. Treasury securities and other credit instruments in the third quarter, we felt that the Fund might be able to take advantage of some compelling values in the bond market.

WHAT WAS THE INVESTMENT ENVIRONMENT IN 1998?

It was a tumultuous year. Popular averages such as the Dow Jones Industrial Average and the S&P 500 Index surged ahead through mid-July, gaining in excess of 20%. At that point, however, concerns over the earnings of multinational companies began to surface due to the Asian financial crisis. The most negative news during the period, though, came from Russia, which substantially devalued its currency and defaulted on some of its debt. The S&P 500 Index relinquishing all of the ground it gained earlier in the year. In the fixed-income markets, there was a flight to quality, with U.S. Treasuries rallying sharply and spreads widening dramatically.

In September, October and November, the Federal Reserve Board (Fed) cut short-term interest rates. This helped fuel a resurgency in stocks which came roaring back in the fourth quarter, with the S&P 500 gaining 21.3%. The Fed's actions also helped the fixed-income markets recover to some degree. Spreads between Treasuries and corporate securities narrowed in November and December, although not nearly to their pre-August levels.

CAN YOU COMMENT ON SPECIFIC STOCK HOLDINGS AND EXPLAIN CHANGES MADE DURING THE YEAR.

The Fund had extensive health care holdings, and these generally performed well. Pharmaceutical giant Schering-Plough, was a star performer, as were two other health care holdings Bristol Myers-Squibb and Becton Dickinson. Other stocks that helped performance included IBM, GE, McGraw-Hill and Pitney Bowes.

One of our weaker sectors in 1998 was energy, where stocks were hurt by weak oil and gas prices. Examples of this trend were Kerr-McGee, and Unocal. Minnesota Mining & Manufacturing, a diversified manufacturer of industrial, commercial and health care products, was hurt by its Asian exposure.

In the second half of the year, we sold positions in specialty chemical companies such as Lubrizol and Nalco Chemical. We felt that the earnings of these companies would suffer significantly in the short term if economic growth continued to slow. After stocks retreated in the third quarter, we bought selectively, initiating or increasing positions in Burlington Resources, Conoco (which was spun off from Dupont), Newell Corp, Pharmacia & Upjohn and American Home Products.

HOW WAS THE BOND PORTFOLIO POSITIONED, AND WHAT IMPACT DID THIS HAVE ON THE
FUND?

The largest sector allocation for the bond portfolio was corporate securities. The Fund's assets grew dramatically during 1998, and much of this new money went into BBB-rated corporate securities, especially in the second half, when spreads reached their widest levels. Widening spreads hurt the issues already in the Fund's portfolio but enabled us to add new purchases at very favorable spread levels.

The other large sector allocation for the bond portfolio, and the best performing sector for the year, was Treasuries. We increased Treasury holdings as interest rates gradually worked lower in the first half. During the huge rally in Treasuries in the second half of the year, we took some profits, reducing Treasury holdings by the end of December. The bulk of the proceeds was reinvested in corporate securities with attractive spreads.

WHAT IS YOUR OUTLOOK?

In 1999, a slowing economy and sluggish growth in corporate profits may limit gains in stocks for much of the year. One factor that could counteract these trends is further easing of interest rates by the Federal Reserve Board. Moreover, the kind of stocks that meet the Fund's value criteria are less vulnerable to serious damage from unfavorable earnings surprises than the market-leading growth stocks, whose rich valuations leave little room for disappointing news. On the fixed income side, we continue to carry an approximately 60% weighting in spread product versus about 44% for our benchmark bond index, a reflection of our expectation that spreads will narrow during 1999. Overall, the Fund is well positioned for a slowing but still-growing economy such as we are likely to find in 1999.

* The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

                             [GRAPH APPEARS HERE]

                    LIPPER         STANDARD       LEHMAN
                    BALANCED       & POORS        BROTHERS GOV'T/
FUND                FUND INDEX     500 INDEX      CORP. INDEX
1/1/89    10000        10000          10000          10000
  1989    11996        11970          13168          11423
  1990    12280        12049          12757          12368
  1991    15228        15161          16645          14368
  1992    16654        16280          17913          15452
  1993    18269        18162          19717          17157
  1994    18721        17710          19975          16654
  1995    23079        22065          27482          19740
  1996    26299        24936          33795          20312
  1997    31793        29695          45072          22293
  1998    36104        34133          57954          24404

MML MANAGED BOND FUND

HOW DID THE FUND PERFORM OVER THE PAST YEAR?

For the 12 months ended December 31, 1998, the Fund had a net return of 8.14%*. The Fund's return lagged the 9.47% gain recorded by the Lehman Brothers Government/Corporate Bond Index. Relative to the Index, a larger percentage of the Fund's assets were invested in securities that offered a risk premium to U.S. Treasuries. This heavier allocation to corporate securities and mortgage backed instruments hurt the Fund's performance versus the Index.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

Overall, interest rates declined in 1998, with the steepest declines coming in the Treasury markets. This phenomenon was particularly evident in the second half of the year, when both stock and bond markets were extremely volatile and a flight to quality caused investors to favor U.S. Treasuries over other securities. Several factors were at work to create this environment. For one thing, the Asian financial crisis began to manifest itself in the form of lower earnings and earnings forecasts for many U.S. corporations. There were also concerns that the round of currency devaluations in Asia would spread to Brazil and other South American countries. A particularly negative development occurred in August, when Russia announced a substantial devaluation of its currency, the ruble, and defaulted some of its debt. Finally, a prominent U.S. hedge fund nearly failed and was forced to liquidate some massive positions, causing dislocations in the credit markets.

In response to these events, world stock markets plunged, Treasuries of all maturities rallied sharply, and spreads between Treasuries and other credit instruments, particularly corporate securities, widened, as investors shunned risk and sought safety. The 30-year Treasury bond, for example, briefly edged below 5%, a level not seen in over 30 years.

However, the Federal Reserve Board responded quickly to the crisis, reducing short-term interest rates in September, October, and November. These interventions helped the markets recover to some degree toward the end of the year. Spreads between Treasuries and corporate securities narrowed some in November and December.

HOW WAS THE FUND POSITIONED DURING THE PERIOD?

The Fund's assets grew during 1998, from $205 million at the end of 1997 to $254 million twelve months later. Most of this growth occurred during the second half of the year and most of this new money was invested in corporate securities and mortgage backed instruments. Corporate purchases during the last six months of the year were focused along the yield curve when spreads reached their widest levels. Companies were added to the portfolio based upon our bottom-up analysis of the credit and were weighed against the available alternatives. Transactions during the second half included purchases of issues rated either A or BBB. The issues purchased included: IMC Global, Anheuser Busch, Conagra, Heller Financial, Occidental Petroleum, CSX Corp., and J. Seagram & Sons.

We reduced our allocation to the mortgage backed sector from 20.0% to 12.2% during the first nine months of the year. Adjustable rate mortgage securities were sold during the summer months as interest rates were drifting lower. These securities had performed well and our analysis indicated that they were becoming overvalued. Following the blow-up in spreads in the third quarter, we gradually increased our allocation to the mortgage backed sector. We invested $9.0 million in AAA rated commercial mortgage backed securities. This sector had widened significantly and the underlying collateral suggested that this paper was undervalued at the time. We also added to our holdings current coupon thirty-year mortgage pass-through instruments. Pass-through spreads had widened to the cheaper end of their historical ranges creating an attractive buying opportunity for the fund.

WHAT IS YOUR OUTLOOK FOR 1999?

In 1998, we saw spreads on corporate securities that haven't occurred since the 1990 recession. At this point, the U.S. economy has slowed to some degree, but there appears to be no recession on the horizon yet. Furthermore, we have a Federal Reserve Board that has shown its determination to lower interest rates in an attempt to fight off a recession in the United States. This scenario implies heavier supply of new issues as corporate treasurers attempt to seek lower financing costs, but credit deterioration might also be expected. If no recession materializes, the spreads on the Fund's corporate securities should do well in the coming year. Indeed, the mix of a moderately growing economy, minimal inflation, and stable interest rates at near-record low levels should be supportive of fixed income investments generally.

* The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

                             [GRAPH APPEARS HERE]

                    LEHMAN BROTHERS
FUND                GOVERNMENT/CORPORATE INDEX
1/1/89    10000               10000
  1989    11283               11423
  1990    12227               12368
  1991    14284               14363
  1992    15307               15452
  1993    17114               17157
  1994    16471               16554
  1995    19624               19740
  1996    20261               20312
  1997    22269               22293
  1998    24082               24404

MML MONEY MARKET FUND

HOW DID THE FUND PERFORM DURING 1998?

The Fund returned 5.16%* for the 12 months ended December 31, 1998, slightly ahead of the 4.86% return recorded by the money market funds average monitored by Lipper Analytical Services. Although interest rates in the United States declined during the period, the Fund's continued strong emphasis on credit selection of Tier 1 securities - that is, rated in the highest rating category of at least two nationally recognized statistical rating organization - enabled it to outperform the Lipper average.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

The first half of 1998 was relatively placid, as the U.S. economy continued to grow moderately in spite of the slowing effects expected by many investors as a result of the Asian financial crisis. Inflation remained in check, and interest rates were stable and near record lows. At the short end of the fixed-income market, Treasury Bill rates fell slightly, while Tier 1 issues rose a bit, with spreads between Treasuries and 30-day Tier 1 commercial paper widening from 50 to 74 basis points at the end of June.

In the third quarter, world financial markets became extremely volatile. For one thing, corporate earnings began to show more evidence of susceptibility to the slowdown in Asia. There was also increased concern about the Brazilian banking system. However, the "straw that broke the camel's back" was Russia, which unexpectedly devalued its currency and defaulted on some of its debt. Finally, the near-failure of a prominent hedge fund added to investors' crisis mentality. This confluence of events precipitated a worldwide flight to quality that drove 30-day Treasury Bills down to an average yield of 3.56% in October from 4.75% in August, while the spread between Treasuries and 30-day Tier 1 commercial paper ballooned to 158 basis points, reflecting the increased premium investors were demanding to accept the added risk of Tier 1 investments.

The markets settled down to some degree in the fourth quarter, primarily in response to three cuts in short-term interest rates by the Federal Reserve Board
(Fed) in September, October, and November. The October easing had a particularly beneficial effect because it was a surprise move that occurred between meetings of the Fed's Open Market Committee, the group that decides the fate of short-term interest rates.

HOW DID YOU POSITION THE FUND'S PORTFOLIO THROUGHOUT THIS TURMOIL?

The portfolio was invested in Tier I investments throughout 1998. This sector, despite its inherent high quality, nonetheless widened versus comparable Treasury Bills. This widening was a direct result of credit concern precipitated by worldwide financial and economic problems experienced during 1998. Despite this volatility the U.S. economy remains in overall sound condition. As in previous years, the average duration of its holdings was in line with the IBC/Donohue Universe, an index that we use as a benchmark for that purpose.

WHAT IS YOUR OUTLOOK FOR 1999?

1999 should be an interesting year. The U.S. economy has continued to surprise investors with its resilience gross domestic product grew at the rate of 3.7% estimated for 1998 compared to 3.8% for 1997 and the Federal Reserve Board proved that it will move aggressively to lower interest rates if economic growth appears threatened. As of the end of 1998, the Fed was in a holding pattern as it sought to evaluate the effects of its three interventions in the second half of 1998. Meanwhile, Japanese interest rates are rising, and we will have to see if that prompts some repatriation of investment assets to Japan, which would tend to boost U.S. interest rates. Another wild card is the Euro - the common currency of the European Monetary Union - which debuted on January 1, 1999. Some experts have speculated that the Euro might rival the U.S. dollar as a reserve currency, and that a significant amount of funds might flow from U.S. dollar-denominated assets into Euro-denominated assets. There is also the Y2K (Year
2000) problem, which could limit the supply of commercial paper towards the end of the year. We remain confident, however, that regardless of the challenges that arise during 1999, our credit expertise will enable the Fund to offer shareholders competitive returns.

* The return reflects changes in the net asset value per share without the deduction of any insurance product charges. The inclusion of these charges would have reduced the performance shown here. Past performance is no indication of future results.

     MONEY MARKET FUND
     Average Annual Total Return for the periods ended December 31, 1998
     --------------------------------------------------------------------

                          ---------------------------
     -------------------- AVERAGE ANNUAL TOTAL RETURN -------------------
                          ---------------------------
     Money Market          1 Year   5 Year   10 Year
                          ---------------------------
     --------------------  5.16%    4.95%     5.41%   -------------------
                          ---------------------------

                          ---------------------------
     -------------------- AVERAGE ANNUAL TOTAL RETURN -------------------
                          ---------------------------
     Lipper Taxable Money
     Market Fund Average   1 Year   5 Year   10 Year
                          ---------------------------
     --------------------  4.86%    4.78%     5.22%   -------------------
                          ---------------------------

     Past performance is not predictive of future performance
     --------------------------------------------------------------------

     The Lipper Money Market Average is an Index comprised of all the Funds within the money market investment objective.

MML SERIES INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                                      MML                MML
                                                                    MML              MONEY             MANAGED            MML
                                                                   EQUITY            MARKET              BOND            BLEND
                                                                    FUND              FUND               FUND            FUND
                                                              ----------------  ----------------  ----------------  ---------------
ASSETS
Investments at value (See Schedule of Investments)
  (Notes 2A, 2B and 5)
  Equities (Identified cost: $1,762,028,515;
     $946,470,658;  respectively)                              $ 2,956,278,484  $              -  $              -  $ 1,771,923,501
  Bonds (Identified cost: $227,587,529;
     $652,206,715 respectively)                                              -                 -       236,700,368      676,854,320
  Short Term Investments (Identified cost: $129,170,943;
     $ 179,325,017; $ 20,544,715; $ 541,867,659 respectively)      129,096,673       179,325,017        20,545,620      541,828,333
                                                              ----------------  ----------------  ----------------  ---------------
     TOTAL INVESTMENTS                                           3,085,375,157       179,325,017       257,245,988    2,990,606,154
                                                              ----------------  ----------------  ----------------  ---------------

Cash                                                                       116             9,662             1,857            1,552
Receivable for investment securities sold                           16,799,768         3,395,000         3,470,860       12,061,517
Interest and dividends receivable                                    4,282,404                 -         2,731,084       11,493,688
Subscriptions receivable                                               323,427           710,599             3,300        1,182,234
Prepaid trustees' fees                                                     395               725               725            1,054
                                                              ----------------  ----------------  ----------------  ---------------
     TOTAL ASSETS                                                3,106,781,267       183,441,003       263,453,814    3,015,346,199
                                                              ----------------  ----------------  ----------------  ---------------

LIABILITIES
Payable for investment securities purchased                         16,898,542         4,077,493         4,164,455       21,472,744
Redemptions payable                                                    289,050            31,807           307,781          274,118
Dividends payable (Note 2C)                                        148,797,870           707,472         4,602,166      176,323,440
Investment management fee payable  (Note 4)                          2,570,570           181,237           267,852        2,583,055
Accrued liabilities                                                    117,771             9,237             2,880            3,932
                                                              ----------------  ----------------  ----------------  ---------------
     TOTAL LIABILITIES                                             168,673,803         5,007,246         9,345,134      200,657,289
                                                              ----------------  ----------------  ----------------  ---------------

NET ASSETS                                                    $  2,938,107,464  $    178,433,757  $    254,108,680  $ 2,814,688,910
                                                              ================  ================  ================  ===============

NET ASSETS CONSIST OF:
Series shares, (par value $.01 per share) (Note 6)            $        749,560  $      1,784,338  $        201,732  $     1,122,143
Additional paid-in capital                                       1,742,862,631       176,647,329       244,673,174    1,963,229,471
Undistributed net investment income (Note 2C)                            7,107            14,087           120,030           82,185
Undistributed net realized gain(loss) on
   investments and forward commitments (Notes 2D and 3)                312,467           (11,997)                -          193,989
Net unrealized appreciation on investments
 (Note 2A)                                                       1,194,175,699                 -         9,113,744      850,061,122
                                                               ---------------  ----------------  ----------------  ---------------
NET ASSETS                                                     $ 2,938,107,464  $    178,433,757  $    254,108,680  $ 2,814,688,910
                                                               ===============  ================  ================  ===============

Outstanding series shares                                           74,956,036       178,433,757        20,173,153      112,214,264
                                                               ===============  ================  ================  ===============

Net asset value per share                                      $         39.20  $           1.00  $          12.60  $         25.08
                                                               ===============  ================  ================  ===============

                       See Notes to Financial Statements

MML SERIES INVESTMENT FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                 MML               MML
                                                              MML               MONEY            MANAGED             MML
                                                             EQUITY            MARKET             BOND              BLEND
                                                              FUND              FUND              FUND               FUND
                                                        ----------------   ---------------   ---------------   ----------------
Investment income (Note 2B)
Dividends                                               $     57,978,788   $             -   $             -   $     35,442,402
Interest                                                       6,576,537         8,412,554        14,982,005         70,820,208
                                                        ----------------   ---------------   ---------------   ----------------
     TOTAL INCOME                                             64,555,325         8,412,554        14,982,005        106,262,610
                                                        ----------------   ---------------   ---------------   ----------------

EXPENSES
Investment management fee (Note 4)                            10,216,960           693,453         1,034,821         10,258,337
Trustees' fees                                                    29,832            27,236            27,398             26,935
Audit fees                                                        32,605            22,316            28,707             37,193
Other expenses                                                       648                 -             1,824              2,616
                                                        ----------------   ---------------   ---------------   ----------------
     TOTAL EXPENSES                                           10,280,045           743,005         1,092,750         10,325,081
                                                        ----------------   ---------------   ---------------   ----------------
Net investment income (Note 2C)                               54,275,280         7,669,549        13,889,255         95,937,529
                                                        ----------------   ---------------   ---------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FORWARD COMMITMENTS
Net realized gain (loss) on:
  Investments (Notes 2A, 2B , 2C and 5)                       94,862,149               (96)        1,139,377        152,811,311
  Forward commitments (Notes 2D and 5)                                 -                 -            17,790                  -
                                                        ----------------   ---------------   ---------------   ----------------
    NET REALIZED GAIN (LOSS)                                  94,862,149               (96)        1,157,167        152,811,311
                                                        ----------------   ---------------   ---------------   ----------------

Change in net unrealized appreciation on:
  Investments (Note 2A)                                      271,601,536                 -         2,666,019        109,417,834
                                                        ----------------   ---------------   ---------------   ----------------

     TOTAL CHANGE IN NET UNREALIZED APPRECIATION             271,601,536                 -         2,666,019        109,417,834
                                                        ----------------   ---------------   ---------------   ----------------
Net gain (loss)                                              366,463,685               (96)        3,823,186        262,229,145
                                                        ----------------   ---------------   ---------------   ----------------
Net increase in net assets resulting
     from operations                                       $ 420,738,965       $ 7,669,453       $17,712,441      $ 358,166,674
                                                        ================   ===============   ===============   ================

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND 1997


                                                                  1998
                              ----------------------------------------------------------------------------
                                                       MML                 MML
                                    MML               Money              Managed              MML
                                   Equity             Market              Bond               Blend
                                    Fund               Fund               Fund               Fund
                              ---------------     -------------     --------------     ---------------

From Operations:
  Net investment income       $    54,275,280     $   7,669,549     $   13,889,255     $    95,937,529
  Net realized gain (loss)
    on investments and
    forward commitments            94,862,149               (96)         1,157,167         152,811,311
  Net change in unrealized
    appreciation on
    investments                   271,601,536                 -          2,666,019         109,417,834
                              ---------------     -------------     --------------     ---------------
NET INCREASE IN NET ASSETS
     resulting from operations    420,738,965         7,669,453         17,712,441         358,166,674
Distributions to shareholders
    FROM: (NOTE 2C)
      Net investment income       (54,285,000)       (7,669,453)       (13,769,225)        (95,855,344)
      Net realized gains          (94,537,870)                -         (1,157,166)       (152,423,440)
                              ---------------     -------------     --------------     ---------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS                   (148,822,870)       (7,669,453)       (14,926,391)       (248,278,784)
NET INCREASE (DECREASE) IN
       CAPITAL SHARE
       TRANSACTIONS (NOTE 6)      302,750,092        37,268,372         46,006,732         232,973,529
                              ---------------     -------------     --------------     ---------------
     TOTAL INCREASE (DECREASE)    574,666,187        37,268,372         48,792,782         342,861,419

NET ASSETS, AT BEGINNING
  OF YEAR                       2,363,441,277       141,165,385        205,315,898       2,471,827,491
                              ===============     =============     ==============     ===============
NET ASSETS, at end
  OF YEAR                     $ 2,938,107,464     $ 178,433,757     $  254,108,680     $ 2,814,688,910
                              ===============     =============     ==============     ===============

Undistributed net investment
  income (loss) included in
  net assets at end of year   $         7,107     $      14,087     $      120,030     $        82,185
                              ===============     =============     ==============     ===============

                                                                 1997
                                --------------------------------------------------------------------
                                                         MML              MML
                                     MML                Money           Managed            MML
                                    Equity             Market             Bond            Blend
                                     Fund               Fund              Fund             Fund
                               ---------------    ---------------   -------------     -------------
From Operations:
  Net investment income        $    47,302,304    $     7,354,327   $  12,589,365     $  85,269,939
  Net realized gain (loss)
    on investments and
    forward commitments            143,291,447             (4,291)      1,090,224       162,884,955
  Net change in unrealized
    appreciation on
    investments                    347,666,835                  -       4,682,106       209,070,059
                               ---------------    ---------------   -------------     -------------
NET INCREASE IN NET ASSETS
     resulting from operations     538,260,586          7,350,036      18,361,695       457,224,953
Distributions to shareholders
    FROM: (NOTE 2C)
      Net investment income        (47,301,234)        (7,350,036)    (12,621,479)      (85,322,771)
      Net realized gains          (143,291,448)                 -               -      (162,679,164)
                               ---------------    ---------------   -------------     -------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO
  SHAREHOLDERS                    (190,592,682)        (7,350,036)    (12,621,479)     (248,001,935)
NET INCREASE (DECREASE) IN
       CAPITAL SHARE
       TRANSACTIONS (NOTE 6)       313,775,004         (4,065,657)     18,003,397       168,614,233
                               ---------------    ---------------   -------------     -------------
     TOTAL INCREASE (DECREASE)     661,442,908         (4,065,657)     23,743,613       377,837,251

NET ASSETS, AT BEGINNING
  OF YEAR                        1,701,998,369        145,231,042     181,572,285     2,093,990,240
                               ===============    ===============   =============     =============
NET ASSETS, at end
  OF YEAR                      $ 2,363,441,277    $   141,165,385     205,315,898     2,471,827,491
                               ===============    ===============   =============     =============

Undistributed net investment
  income (loss) included in net
  assets at end of year        $        16,996    $        13,560   $     (96,215)    $     (53,700)
                               ===============    ===============   =============     =============


                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

FINANCIAL HIGHLIGHTS

Selected per share data for each series share outstanding throughout each year ended December 31:

                                MML EQUITY FUND

                                      1998      1997      1996     1995      1994      1993     1992      1991      1990     1989
                                      ----      ----      ----     ----      ----      ----     ----      ----      ----     ----
Net asset value:
  Beginning of year                $  35.443 $  29.786 $  25.924  $ 20.520 $ 20.510  $ 19.862 $ 18.735  $ 15.659  $ 16.764 $ 14.929
                                    --------  --------  --------  -------- --------  -------- --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.724     0.709     0.703     0.634    0.594     0.524    0.543     0.563     0.636    0.694
Net realized and unrealized
  gain (loss) on investments           5.016     7.806     4.547     5.754    0.248     1.365    1.420     3.440    (0.722)   2.746
                                    --------  --------  --------  -------- --------  -------- --------  --------  --------  -------
Total from investment operations       5.740     8.515     5.250     6.388    0.842     1.889    1.963     4.003    (0.086)   3.440
                                    --------  --------  --------  -------- --------  -------- --------  --------  --------  -------
LESS DISTRIBUTIONS:
Dividends from net investment income  (0.724)   (0.709)   (0.703)   (0.634)  (0.594)   (0.524)  (0.543)   (0.562)   (0.665)  (0.711)
Distribution from net realized gains  (1.261)   (2.149)   (0.685)   (0.350)  (0.238)   (0.717)  (0.288)   (0.365)   (0.354)  (0.894)
Distribution in excess of net
  realized gains                           -         -         -         -        -         -   (0.005)        -         -        -
                                    --------  --------  --------  -------- --------  -------- --------  --------  --------  -------
Total distributions                   (1.985)   (2.858)   (1.388)   (0.984)  (0.832)   (1.241)  (0.836)   (0.927)   (1.019)  (1.605)
                                    --------  --------  --------  -------- --------  -------- --------  --------  --------  -------
Net asset value:
  End of year                      $  39.198 $  35.443 $  29.786 $  25.924 $ 20.520  $ 20.510 $ 19.862  $ 18.735  $ 15.659 $ 16.764
                                     =======  ========  ========  ======== ========  ======== ========  ========  ========  =======
Total return                           16.20%    28.59%    20.25%    31.13%    4.10%     9.52%   10.48%    25.56%    (0.51%)  23.04%
Net assets (in millions):
  End of year                      $2,938.11 $2,363.44 $1,701.99 $1,248.90 $ 820.78  $ 663.09 $ 490.62  $ 355.04  $ 235.45 $ 226.41
Ratio of expenses to average
  net assets                             0.37%    0.35%     0.38%    0.41%     0.43%     0.44%    0.46%     0.48%     0.49%    0.50%
Ratio of net investment income
  to average net assets                  1.95%    2.03%     2.65%    2.89%     3.04%     3.23%    3.09%     3.43%     4.09%    4.30%
Portfolio turnover rate                 14.03%   15.30%    11.42%   11.72%     9.99%    11.28%    9.07%     9.37%    13.50%   15.71%

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

                             MML MONEY MARKET FUND

                                      1998      1997      1996     1995      1994      1993     1992      1991      1990     1989
                                      ----      ----      ----     ----      ----      ----     ----      ----      ----     ----
Net asset value:
  Beginning of year                  $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000  $ 1.000
                                     --------  --------  -------- --------  --------  -------- --------  --------  -------- --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.500     0.051     0.049    0.054     0.038     0.027    0.034     0.059     0.078    0.088
                                     --------  --------  -------- --------  --------  -------- --------  --------  -------- --------
Total from investment operations       0.500     0.051     0.049    0.054     0.038     0.027    0.034     0.059     0.078    0.088
                                     --------  --------  -------- --------  --------  -------- --------  --------  -------- --------
LESS DISTRIBUTIONS:
Dividends from net investment income  (0.500)   (0.051)   (0.049)  (0.054)   (0.038)   (0.027)  (0.034)   (0.059)   (0.078)  (0.088)
                                     --------  --------  -------- --------  --------  -------- --------  --------  -------- --------
Total distributions                   (0.500)   (0.051)   (0.049)  (0.054)   (0.038)   (0.027)  (0.034)   (0.059)   (0.078)  (0.088)
                                     --------  --------  -------- --------  --------  -------- --------  --------  -------- --------
Net asset value:
  End of year                        $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000  $ 1.000   $ 1.000   $ 1.000  $ 1.000
                                     ========  ========  ======== ========  ========  ======== ========  ========  ======== ========
Total return                            5.16%     5.18%     5.01%    5.58%     3.84%     2.75%    3.48%     6.01%     8.12%    9.16%
Net assets (in millions):
  End of year                        $178.43   $141.17   $145.23  $108.92   $ 91.79   $ 73.66  $ 84.56   $ 94.41   $114.59  $ 70.16
Ratio of expenses to average
  net assets                            0.49%     0.52%     0.52%    0.54%     0.55%     0.54%    0.53%     0.52%     0.54%    0.54%
Ratio of net investment income
  to average net assets                 5.05%     5.07%     4.92%    5.43%     3.81%     2.71%    3.42%     5.91%     7.80%    8.79%

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

                             MML MANAGED BOND FUND

                                      1998      1997      1996     1995      1994      1993     1992      1991      1990     1989
                                      ----      ----      ----     ----      ----      ----     ----      ----      ----     ----
Net asset value:
  Beginning of year                 $ 12.410  $ 12.048  $ 12.448 $ 11.141  $ 12.405  $ 12.041 $ 12.219  $ 11.318  $ 11.354 $ 10.919
                                    --------- --------- --------- -------- --------- --------- -------- --------- --------- --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.756     0.801     0.776    0.782     0.792     0.785    0.870     0.903     0.943    0.918
Net realized and unrealized
  gain (loss) on investments
  and forward commitments              0.236     0.356    (0.401)   1.307    (1.264)    0.618    0.001     0.916    (0.036)   0.454
                                    --------- --------- --------- -------- --------- --------- -------- --------- --------- --------
Total from investment operations       0.992     1.157     0.375    2.089    (0.472)    1.403    0.871     1.819     0.907    1.372
                                    --------- --------- --------- -------- --------- --------- -------- --------- --------- --------
LESS DISTRIBUTIONS:
Dividends from net investment income  (0.749)   (0.795)   (0.775)  (0.782)   (0.792)   (0.784)  (0.869)   (0.902)   (0.943)  (0.918)
Distribution from net realized gains  (0.057)       --        --       --        --    (0.255)  (0.158)   (0.016)       --   (0.019)
Distribution in excess of net
  realized gains                          --        --        --       --        --        --   (0.022)       --        --       --
                                    --------- --------- --------- -------- --------- --------- -------- --------- --------- --------
Total distributions                   (0.806)   (0.795)   (0.775)  (0.782)   (0.792)   (1.039)  (1.049)   (0.918)   (0.943)  (0.937)
                                    --------- --------- --------- -------- --------- --------- -------- --------- --------- --------
Net asset value:
  End of year                       $ 12.596  $ 12.410  $ 12.048 $ 12.448  $ 11.141  $ 12.405 $ 12.041  $ 12.219  $ 11.318 $ 11.354
                                    ========= ========= ========= ======== ========= ========= ======== ========= ========= ========
Total return                            8.14%     9.91%     3.25%   19.14%    (3.76%)   11.81%    7.31%    16.66%     8.38%   12.83%
Net assets (in millions):
  End of year                       $ 254.11  $ 205.32  $ 181.57 $ 158.70  $ 121.21  $ 129.11 $  88.15  $  66.98  $  43.07 $  40.03
Ratio of expenses to average
  net assets                            0.48%     0.47%     0.51%    0.52%     0.52%     0.54%    0.56%     0.57%     0.57%    0.59%
Ratio of net investment income
  to average net assets                 6.07%     6.06%     6.54%    6.63%     6.69%     6.37%    7.28%     7.96%     8.40%    8.35%
Portfolio turnover rate                41.18%    41.99%    46.12%   70.00%    32.77%    58.81%   39.51%    61.85%    69.93%   64.77%

                      See Notes to Financial Statements.

MML SERIES INVESTMENT FUND

                                MML BLEND FUND

                                      1998      1997      1996     1995      1994      1993     1992      1991      1990     1989
                                      ----      ----      ----     ----      ----      ----     ----      ----      ----     ----
Net asset value:
  Beginning of year                 $ 24.080  $ 21.973  $ 20.519  $ 17.672 $ 18.305  $ 17.846  $ 17.307 $ 14.839  $ 15.428  $ 13.876
                                     -------- --------- --------- -------- --------- --------- -------- --------- --------- --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                  0.417     0.843     0.824    0.811     0.707     0.655    0.707     0.736     0.792    0.823
Net realized and unrealized
  gain (loss) on investments
  and forward commitments              2.360     3.692     1.990    3.246    (0.271)    1.057    0.880     2.771    (0.445)   1.921
                                     -------- --------- --------- -------- --------- --------- -------- --------- --------- --------
Total from investment operations       2.777     4.535     2.814    4.057     0.436     1.712    1.587     3.507     0.347    2.744
                                     -------- --------- --------- -------- --------- --------- -------- --------- --------- --------
LESS DISTRIBUTIONS:
Dividends from net investment income  (0.416)   (0.843)   (0.824)  (0.811)   (0.707)   (0.655)  (0.707)   (0.736)   (0.811)  (0.835)
Distribution from net realized gains  (1.358)   (1.585)   (0.536)  (0.399)   (0.359)   (0.598)  (0.326)   (0.303)   (0.125)  (0.357)
Distribution in excess of net
  realized gains                          --        --        --       --    (0.003)       --   (0.015)       --        --       --
                                     -------- --------- --------- -------- --------- --------- -------- --------- --------- --------
Total distributions                   (1.774)   (2.428)   (1.360)  (1.210)   (1.069)   (1.253)  (1.048)   (1.039)   (0.936)  (1.192)
                                     -------- --------- --------- -------- --------- --------- -------- --------- --------- --------
Net asset value:
  End of year                       $ 25.083  $ 24.080  $ 21.973 $ 20.519  $ 17.672  $ 18.305 $ 17.846  $ 17.307  $ 14.839 $ 15.428
                                     ======== ========= ========= ======== ========= ========= ======== ========= ========= ========
Total return                           13.56%    20.89%    13.95%   23.28%     2.48%     9.70%    9.36%    24.00%     2.37%   19.96%
Net assets (in millions):
  End of year                      $2,814.69 $2,471.83 $2,093.99$1,823.14 $1,444.26 $1,296.54$1,013.28   $797.04   $574.15  $524.29
Ratio of expenses to average
  net assets                            0.37%     0.38%     0.38%    0.38%     0.39%     0.40%    0.41%     0.42%     0.44%    0.45%
Ratio of net investment income
  to average net assets                 3.43%     3.56%     3.87%    4.19%     3.93%     3.60%    4.07%     4.54%     5.37%    5.57%
Portfolio turnover rate                28.64%    21.20%    19.10%   30.78%    26.59%    20.20%   25.43%    26.92%    24.55%   22.39%

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related Insurance products. Inclusion of these changes would reduce the total return figures for all periods shown.

                      See Notes to Financial Statements,

MML EQUITY FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                               NUMBER           MARKET
                                                 OF              VALUE
                                               SHARES          (NOTE 2A)
                                             -----------       ------------
EQUITIES - 100.62%

AEROSPACE & DEFENSE - 3.27%
    Raytheon Co. (Class A)                       345,000       $ 17,832,188
    Raytheon Co. (Class B)                       560,000         29,820,000
    TRW, Inc.                                    861,100         48,383,056
                                             -----------       ------------
                                               1,766,100         96,035,244
                                             -----------       ------------

AGRIBUSINESS - 0.98%
    Archer-Daniels-Midland Co.                 1,668,182         28,671,878
                                             -----------       ------------

APPAREL, TEXTILES, SHOES - 1.24%
    V F Corp.                                    780,000         36,562,500
                                             -----------       ------------

AUTOMOTIVE & PARTS - 3.49%
    Ford Motor Co.                               500,000         29,343,750
    Genuine Parts Co.                          1,100,250         36,789,610
    Goodyear Tire & Rubber Co.                   720,000         36,315,000
                                             -----------       ------------
                                               2,320,250        102,448,360
                                             -----------       ------------

BANKING, SAVINGS & LOANS - 6.91%
    The Bank of New York Co., Inc.             1,320,000         53,130,000
    Comerica, Inc.                               485,250         33,087,984
    First Union Corp.                            493,776         30,027,753
    Pacific Century Financial Corp.              977,900         23,836,312
    Wachovia Corp.                               363,200         31,757,300
    Wells Fargo Co.                              782,000         31,231,125
                                             -----------       ------------
                                               4,422,126        203,070,474
                                             -----------       ------------

BEVERAGES - 1.19%
    Brown-Forman Corp. (Class B)                 463,000         35,043,313
                                             -----------       ------------

CHEMICALS - 3.63%
    Air Products and Chemicals                   600,000         24,000,000
    Bemis Corp.                                  625,300         23,722,319
    Engelhard Corp.                            1,325,000         25,837,500
    Rohm & Haas                                1,095,000         32,986,875
                                             -----------       ------------
                                               3,645,300        106,546,694
                                             -----------       ------------

COMMUNICATIONS - 2.09%
    GTE Corp.                                    946,800         61,542,000
                                             -----------       ------------

COMPUTERS & OFFICE EQUIPMENT - 10.18%
    Electronic Data Systems                      800,400         40,220,100
    Hewlett-Packard Co.                          940,000         64,213,750
    International Business Machines Corp.        440,000         81,290,000
    Pitney Bowes, Inc.                           904,000         59,720,500
    Xerox Corp.                                  455,000         53,690,000
                                             -----------       ------------
                                               3,539,400        299,134,350
                                             -----------       ------------

CONTAINERS - 1.62%
    Crown Cork & Seal                            906,800         27,940,775
    Temple-Inland, Inc.                          330,000         19,573,125
                                             -----------       ------------
                                               1,236,800         47,513,900
                                             -----------       ------------

COSMETICS & PERSONAL CARE - 1.99%
    Kimberly-Clark Corp.                       1,075,000         58,587,500
                                             -----------       ------------

ELECTRIC UTILITIES - 2.43%
    Dominion Resources, Inc.                     840,000         39,270,000
    SCANA Corp.                                  382,600         12,338,850
    Teco Energy, Inc.                            704,700         19,863,731
                                             -----------       ------------
                                               1,927,300         71,472,581
                                             -----------       ------------

ELECTRICAL EQUIPMENT & ELECTRONICS - 6.02%
    AMP, Inc.                                    872,061         45,401,676
    General Electric Co.                         762,000         77,771,625
    Honeywell, Inc.                              332,600         25,048,938
    Hubbell, Inc. (Class B)                      757,144         28,771,472
                                             -----------       ------------
                                               2,723,805        176,993,711
                                             -----------       ------------
ENERGY - 8.06%
    BP Amoco plc *                               701,370         62,860,304
    Burlington Resources, Inc                    522,500         18,712,031
    Conoco, Inc *                                618,900         12,919,537
    Eni, SPA - ADR                               464,300         31,456,325
    Kerr-McGee Corp.                             326,000         12,469,500
    Mobil Corp.                                  550,000         47,918,750
    Unocal Corp.                                 931,000         27,173,563
    Usec, Inc.                                 1,670,000         23,171,250
                                             -----------       ------------
                                               5,784,070        236,681,260
                                             -----------       ------------

MML EQUITY FUND

DECEMBER 31, 1998

                                           NUMBER             MARKET
                                             OF                VALUE
                                           SHARES            (NOTE 2A)
                                        ------------       -------------
EQUITIES (Continued)

FINANCIAL SERVICES - 2.44%                   324,800       $  33,210,800
    American Express Co.                     492,900          38,446,200
    American General Corp.              ------------       -------------
                                             817,700          71,657,000
                                        ------------       -------------

FOODS - 3.86%
    Bestfoods                                493,000          26,252,250
    ConAgra, Inc.                          1,781,000          56,101,500
    General Mills, Inc.                      400,000          31,100,000
                                        ------------       -------------
                                           2,674,000         113,453,750
                                        ------------       -------------

FOREST PRODUCTS & PAPER - 1.55%              773,055          20,727,537
    Westvaco Corp.                           490,600          24,928,612
    Weyerhaeuser Co.                    ------------       -------------
                                           1,263,655          45,656,149
                                        ------------       -------------

HEALTHCARE - 9.57%
    Becton, Dickinson and Co.              1,388,600          59,275,863
    Bristol-Myers Squibb Co.                 760,000         101,697,500
    Pharmacia & Upjohn, Inc.                 870,000          49,263,750
    Schering-Plough Corp.                  1,286,000          71,051,500
                                        ------------       -------------
                                           4,304,600         281,288,613
                                        ------------       -------------

INDUSTRIAL DISTRIBUTION - 0.87%
    W.W. Grainger, Inc.                      612,000          25,474,500
                                        ------------       -------------

INDUSTRIAL TRANSPORTATION - 2.40%
    Burlington Northern Sante Fe           1,038,600          35,052,750
    Norfolk Southern Corp.                 1,120,100          35,493,169
                                        ------------       -------------
                                           2,158,700          70,545,919
                                        ------------       -------------

INSURANCE - 5.46%
    Cigna Corp.                              203,400          15,725,362
    Jefferson-Pilot Corp.                    355,500          26,662,500
    Marsh & McLennan Co's., Inc.             841,500          49,175,156
    MBIA, Inc.                               536,000          35,141,500
    SAFECO Corp.                             782,500          33,598,594
                                        ------------       -------------
                                           2,718,900         160,303,112
                                        ------------       -------------

MACHINERY & COMPONENTS - 1.50%
    Dover Corp.                              650,000          23,806,250
    Parker-Hannifin Corp.                    618,075          20,241,956
                                        ------------       -------------
                                           1,268,075          44,048,206
                                        ------------       -------------

METALS & MINING - 0.57%
    USX-Marathon Group                       555,200          16,725,400
                                        ------------       -------------
MISCELLANEOUS - 1.80%
    Armstrong World Industries               440,000           26,537,500
    Minnesota Mining  &
      Manufacturing Co.                      369,500           26,280,688
                                        ------------       --------------
                                             809,500           52,818,188
                                        ------------       --------------

PHARMACUTICALS - 1.44%
    American Home Products Corp.             750,000           42,234,375
                                        ------------       --------------

PUBLISHING & PRINTING - 2.63%
    Donnelley R R & Sons                     600,000           26,287,500
    McGraw-Hill Companies, Inc.              500,000           50,937,500
                                        ------------       --------------
                                           1,100,000           77,225,000
                                        ------------       --------------

RETAIL - 2.86%
    The May Department Stores Co.            543,000           32,783,625
    Newell Co.                               499,400           20,600,250
    Sears Roebuck and Co.                    719,300           30,570,250
                                        ------------       --------------
                                           1,761,700           83,954,125
                                        ------------       --------------

RETAIL - GROCERY - 4.51%
    Albertson's, Inc.                      1,273,500           81,106,031
    American Stores Co.                    1,388,200           51,276,638
                                        ------------       --------------
                                           2,661,700          132,382,669
                                        ------------       --------------

TELEPHONE UTILITIES - 3.90%
    Ameritech Corp.                          914,000           57,924,750
    Frontier Corp.                         1,096,200           37,270,800
    Pinnacle West Capital                    459,800           19,484,025
                                        ------------       --------------
                                           2,470,000          114,679,575
                                        ------------       --------------

TOBACCO - 2.16%
    Fortune Brands, Inc                      795,200           25,148,200
    UST, Inc.                              1,100,500           38,379,938
                                        ------------       --------------
                                           1,895,700           63,528,138
                                        ------------       --------------

TOTAL EQUITIES                                              2,956,278,484
  (COST $1,762,028,515)                                    --------------

MML EQUITY FUND

DECEMBER 31, 1998

                                                NUMBER             MARKET
                                                  OF                VALUE
                                                SHARES            (NOTE 2A)
                                             ------------       -------------

SHORT-TERM INVESTMENTS - 4.39%

COMMERCIAL PAPER - 3.86%
    Caterpillar Financial Services Corp.
      5.12%   1/28/99                        $  3,108,000       $   3,096,065
    Caterpillar Financial Services Corp.
      5.13%   2/26/99                           5,000,000           4,955,345
    Caterpillar Financial Services Corp.
      5.20%   2/3/99                            3,350,000           3,331,420
    Walt Disney Co.
      4.89%   4/14/99                           4,000,000           3,939,911
    Walt Disney Co.
      4.88%   5/26/99                           5,000,000           4,894,555
    E I DuPont De Nemours & Co.
      4.87%   5/26/99                           7,900,000           7,733,398
    E I DuPont De Nemours & Co.
      4.87%   5/5/99                            3,900,000           3,829,583
    Emerson Electric
      5.08%   2/12/99                           6,000,000           5,959,810
    Fortune Brands
      5.66%   1/12/99                          10,000,000           9,982,709
    General Electric Capital Corp.
      4.95%   5/14/99                           4,200,000           4,118,707
    Heinz HJ Co.
      5.24%   1/19/99                          10,000,000           9,973,790
    Kellogg Co.
      5.26%   1/8/99                           11,000,000          10,988,745
    Lucent Technologies, Inc.
      5.27%   1/29/99                          11,000,000          10,954,978
    Pepsico, Inc.
      5.12%   1/0/00                            3,001,000           2,993,321
    Proctor & Gamble Co.
      5.07%   2/11/99                          11,000,000          10,923,291
    Shell Oil Co.
      4.85%   1/4/99                           15,624,000          15,617,490
                                             ------------       -------------
    TOTAL COMMERCIAL PAPER
      (COST $113,356,940)                     114,083,000         113,293,118
                                             ------------       -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.53%
    Federal National Mortgage Association
    5.01%     3/26/99                          16,000,000          15,803,555
                                             ------------       -------------
    TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS (COST $15,814,003)           16,000,000          15,803,555
                                             ------------      --------------

TOTAL SHORT-TERM INVESTMENTS
  (COST $129,170,943) (A)                     130,083,000         129,096,673
                                             ============      ==============

TOTAL INVESTMENTS -
  (COST $1,891,199,458) (A)       105.01%                       3,085,375,157
                                  ======                       ==============


(a) Federal Income Tax Information:  At
    December 31, 1998 the net unrealized
    appreciation on investments based on
    cost of $1,891,199,458 for federal
    income tax is as follows:

    Aggregate gross unrealized appreciation
    for all investments in which there is
    an excess of market value over tax cost                     1,237,420,296

    Aggregate gross unrealized depreciation
    for all investments in which there is
    an excess of tax cost over market value                       (43,244,597)
                                                               --------------
    NET UNREALIZED APPRECIATION                                 1,194,175,699
                                                               ==============

  * Non-income producing security.

                      See Notes to Financial Statements.

MML MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
                                                                MARKET
                                                PRINCIPAL        VALUE
                                                 AMOUNT        (NOTE 2A)
                                                ---------      ---------

SHORT-TERM INVESTMENTS -  100.50%

Commercial Paper - 87.42%
    Aristar, Inc.
      5.63%  2/4/99                           $ 3,280,000    $ 3,262,652
    Avco Financial Services, Inc.
      5.09%  3/23/99                            6,840,000      6,762,092
    BellSouth Telecommunications, Inc.
      5.00%  2/11/99                            6,660,000      6,622,378
    Campbell Soup Co.
      5.51%  1/8/99                             1,200,000      1,198,733
    Campbell Soup Co.
      5.00%  3/3/99                             4,500,000      4,462,256
    Cargill, Inc.
      5.27%  2/12/99                            6,420,000      6,380,977
    Carolina Power & Light Co.
      4.76%  4/19/99                            4,765,000      4,697,814
    Caterpillar Financial Services Corp.
      5.33%  1/4/99                             2,675,000      2,673,823
    Caterpillar Financial Services Corp.
      5.55%  2/1/99                             1,135,000      1,129,654
    Caterpillar Financial Services Corp.
      4.78%  4/20/99                            2,370,000      2,336,130
    Central Illinois Light Co.
      5.57%  1/28/99                              450,000        448,127
    Central Illinois Light Co.
      5.30%  2/25/99                            2,300,000      2,281,482
    Clorox Co.
      5.11%  2/19/99                            1,650,000      1,638,591
    Coca Cola Co.
      5.04%  1/15/99                            1,420,000      1,417,239
    Coca Cola Co.
      4.93%  1/22/99                            1,680,000      1,675,198
    Consolidated Natural Gas Co.
      5.14%  2/2/99                               440,000        437,998
    Countrywide Home Loans, Inc.
      5.23%  1/19/99                            2,365,000      2,358,851
    Countrywide Home Loans, Inc.
      5.36%  2/5/99                             4,640,000      4,616,001
    Dayton Power & Light Co.
      5.23%  1/19/99                            2,130,000      2,124,462
    Dayton Power & Light Co.
      5.06%  3/8/99                             4,600,000      4,557,580
    Walt Disney Co.
      5.02%  2/18/99                            2,100,000      2,086,084
    Walt Disney Co.
      5.11%  2/22/99                            3,200,000      3,176,565
    Finova Capital Corp.
      5.35%  3/26/99                            5,550,000      5,481,365
    Finova Capital Corp.
      5.33%  3/31/99                            1,180,000      1,164,685
    Florida Power Corp.
      5.27%  1/12/99                            4,300,000      4,293,102
    Ford Motor Credit Co.
      5.15%  2/19/99                            1,340,000      1,330,662
    Ford Motor Credit Co.
      4.88%  6/18/99                            3,575,000      3,494,586
    Fortune Brands, Inc.
      5.12%  1/21/99                            2,735,000      2,727,251
    GTE Funding, Inc.
      5.19%  2/1/99                             3,795,000      3,778,105
    General Electric Capital Corp.
      5.54%  2/18/99                              350,000        347,457
    General Electric Capital Corp.
      4.96%  5/20/99                              365,000        358,094
    General Electric Co.
      4.80%  3/24/99                            1,365,000      1,350,231
    General Electric Co.
      5.04%  3/31/99                              240,000        237,033
    General Electric Co.
      4.94%  6/25/99                            1,100,000      1,073,906
    General Mills, Inc.
      5.27%  1/5/99                             1,680,000      1,679,020
    General Motors Acceptance Corp.
      5.42%  1/15/99                            1,560,000      1,556,742
    General Motors Acceptance Corp.
      5.20%  1/27/99                            3,500,000      3,486,957
    Georgia Power Co.
      5.18%  2/22/99                            2,095,000      2,079,416
    Goldman Sachs & Co.
      5.23%  2/23/99                            2,865,000      2,843,151
    Goldman Sachs & Co.
      5.20%  2/24/99                            3,035,000      3,011,555
    Goldman Sachs & Co.
      5.16%  3/19/99                            1,300,000      1,285,819

MML BLEND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                              MARKET
                                         PRINCIPAL             VALUE
                                           AMOUNT            (NOTE 2A)
                                        --------------     ----------------

SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
    Heinz HJ Co.
    5.22%  1/14/99                         $ 3,970,000          $ 3,962,545
    Lucent Technologies, Inc.
    4.93%  1/11/99                           4,525,000            4,518,841
    Minnesota Mining & Manufacturing Co.
    5.09%  1/21/99                           2,600,000            2,592,706
    Monsanto Co.
    5.29%  3/5/99                            1,500,000            1,486,219
    Motorola, Inc.
    4.99%  4/1/99                            3,850,000            3,802,356
    Pepsico, Inc.
    5.05%  1/13/99                           5,575,000            5,565,653
    Portland General Electric Co.
    5.15%  1/15/99                           2,400,000            2,395,212
    Potomac Electric Power Co.
    5.46%  1/25/99                           6,075,000            6,052,928
    Shell Oil Co.
    4.85%  2/10/99                           4,100,000            4,078,042
    SmithKline Beecham Corp.
    5.27%  1/14/99                           3,370,000            3,363,611
    South Carolina Electric Co.
    5.44%  1/29/99                           6,700,000            6,671,756
    Wisconsin Gas Co.
    5.08%  3/18/99                           2,300,000            2,275,478
    Xerox Corp.
    5.08%  1/12/99                           1,300,000            1,297,994
                                        --------------     ----------------

    TOTAL COMMERCIAL PAPER
     (COST $155,987,165)                   157,015,000          155,987,165
                                        --------------     ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.08%
    Federal Farm Credit Banks
    4.76%  8/5/99                       $ 3,400,000         $ 3,304,339
    Federal Farm Credit Banks
    4.78%  12/20/99                         795,000             758,585
    Federal Home Loan Bank
    4.72%  6/23/99                        4,000,000           3,910,209
    Federal Home Loan Mortgage Corp.
    4.94%  4/9/99                         6,255,000           6,171,246
    Federal National Mortgage Assoc.
    5.26%  1/27/99                        5,500,000           5,478,973
    Federal National Mortgage Assoc.
    4.56%  6/30/99                        3,800,000           3,714,500
                                        --------------     ----------------

    TOTAL U.S. GOVERNMENT AGENCY
      OBLIGATIONS (COST $23,337,852)     23,750,000          23,337,852
                                        --------------     ----------------
    TOTAL SHORT-TERM INVESTMENTS
      (COST $179,325,017) (a)         $ 180,765,000         179,325,017
                                        ==============     ----------------

    TOTAL INVESTMENTS
      (COST $179,325,017) (a)   100.50%                   $ 179,325,017
                               =========                   ================


(a) Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of December 31, 1998 is the same for financial reporting and federal income tax purposes.

    December 31, 1998 seven-day average yield for the portfolio: 4.79%

                      See Notes to Financial Statements.

MML MANAGED BOND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                                  MARKET
                                               PRINCIPAL           VALUE
                                                AMOUNT           (NOTE 2A)
                                              ------------     -------------
BONDS AND NOTES - 93.14%

ASSET BACKED SECURITIES - 6.55%
AUTO RECEIVABLES
    California Infrastructure PG&E-1,
      1997-1, Class A6
     6.320%       9/25/05                     $    250,000     $     257,083
    California Infrastructure SDG&E-1,
      1997-1, Class A5
     6.190%      9/25/05                           250,000           259,720
    California Infrastructure SCE-1,
      1997-1, Class A5
     6.280%       9/25/05                          300,000           312,726
    Capita Equipment Receivables Trust,
      1996-1, Class A4
     6.280%      6/15/00                         2,000,000         2,010,280
    Case Equipment Loan Trust, 1998,
      Class A4
     5.830%     2/15/05                          1,500,000         1,517,130
    Chase Manhattan Auto Owner Trust,
      1998-A, Class A4
     5.800%      12/16/02                        1,500,000         1,515,885
    Chase Manhattan RV Owner Trust,
      1997-A, Class A7
     6.140%      10/16/06                        2,000,000         2,008,580
    Jet Equipment Trust, 1995-A
     8.235%      11/1/12                         1,847,795         2,041,998
    Metlife Capital Equipment Loan Trust,
      1997-A, Class A
     6.850%       5/20/08                        1,000,000         1,044,675
    Premier Auto Trust, 1998-4, Class A3
     5.690%      6/8/02                          1,500,000         1,512,840
    Premier Auto Trust, 1998-5, Class A3
     5.070%      7/8/02                          1,000,000           996,080
    Railcar Trust No. 1992-1
     7.750%      6/1/04                          1,287,860         1,370,257
    Toyota Auto Lease Trust, 1998-B,
      Class A1
     5.350%      7/25/02                         1,500,000         1,500,000
    World Omni 1996-A Automobile Lease
      Securitization Trust, Class A1
     6.300%      6/25/02                           286,728           287,086
                                              ------------     -------------
TOTAL ASSET BACKED SECURITIES
  (COST $16,422,779)                            16,222,383        16,634,340
                                              ------------     -------------

CORPORATE DEBT - 48.80%
    AirTouch Communications, Inc.
     7.500%      7/15/06                         1,500,000         1,652,865
    Alcan Aluminum Ltd.
     6.250%      11/1/08                           800,000           808,696
    American General Finance Corp.
     5.750%      11/1/03                         1,000,000         1,002,700
    America West Airlines 1996-1, Class A
     6.850%      7/2/09                          1,699,231         1,761,032
    American Airlines, Inc.
     9.780%      11/26/11                        1,854,025         2,184,320
    AMR Corp.
     9.000%      8/1/12                          1,000,000         1,178,190
    Analog Devices, Inc.
     6.625%      3/1/00                          1,000,000         1,011,590
    Anheuser-Busch Companies, Inc.
     5.375%      9/15/08                         1,500,000         1,497,915
    Archer - Daniels Midland
     6.750%     12/15/27                           750,000           801,135
    Associates Corp. of North America
     7.875%      9/30/01                         2,000,000         2,122,200
    Associates Corp. of North America
     5.750%      11/1/03                           750,000           755,356
    Atlantic Richfield Co.
     7.770%      2/13/02                         3,000,000         3,188,700
    Barrick Gold Corp.
     7.500%      5/01/07                         2,000,000         2,146,660
    Bell Atlantic Financial Services, Inc.
     6.610%      2/4/00                          2,000,000         2,027,560
    BHP Finance (USA) Limited
     6.420%      3/1/26                          2,000,000         1,988,100
    Boston Scientific Corp.
     6.625%     3/15/05                          1,500,000         1,455,375
    Carlisle Companies, Inc.
     7.250%       1/15/07                        1,500,000         1,545,885
    Celulosa Arauco Constitution
     6.950%      9/15/05                         1,000,000           888,000
    Champion International Corp.
     6.400%      2/15/26                         1,500,000         1,540,605
    CIT Group Holdings
     5.625%      10/15/03                        1,000,000           999,590
    CITGO Petroleum Corp.
     7.875%      5/15/06                           750,000           735,533

MML MANAGED BOND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                                  MARKET
                                                PRINCIPAL          VALUE
                                                 AMOUNT          (NOTE 2A)
                                              ------------     -------------

BONDS AND NOTES (Continued)

CORPORATE DEBT (Continued)
    CSX Corp.
     7.050%      5/1/02                       $  1,000,000     $   1,037,690
    CSX Corp.
     7.250%      5/1/27                          2,000,000         2,132,640
    Columbia Gas System, Inc.
     6.610%      11/28/02                        2,000,000         2,064,800
    Comcast Cablevision-PH
     8.375%      5/1/07                          1,250,000         1,450,263
    Commercial Credit Co.
     7.750%      3/1/05                          3,000,000         3,318,600
    ConAgra, Inc.
     7.000%      10/1/28                         1,250,000         1,283,425
    Continental Airlines, Inc. Series 1996-B
     7.820%      10/15/13                        1,431,175         1,545,784
    Continental Airlines, Inc. Series 1996-2B
     8.560%      7/2/14                            948,919         1,109,049
    Corning Glass Works, Inc.
     8.875%      3/15/16                           500,000           588,825
    Dana Corp.
     6.500%      3/15/08                           750,000           770,805
    Dover Corp.
     6.250%     6/01/08                            750,000           785,235
    Dover Corp.
     6.650%     6/01/28                            750,000           775,448
    Dow Capital
     7.125%      1/15/03                         4,000,000         4,166,240
    Emerson Electric Co.
     5.500%      9/15/08                           700,000           707,987
    Equifax, Inc.
     6.500%      6/15/03                         1,250,000         1,287,062
    ERAC USA Finance Co. 144A
     6.750%      5/15/07                         2,000,000         2,018,860
    FBG Finance Ltd. 144A
     7.875%      6/01/16                         1,250,000         1,445,712
    First Brands Corp.
     7.250%      3/01/07                           500,000           533,160
    Fletcher Challenge Ltd.
     6.750%     3/24/05                            500,000           479,730
    Fletcher Challenge Ltd.
     7.750%     6/20/06                          1,500,000         1,512,825
    Foster Wheeler Corp.
     6.750%      11/15/05                        2,000,000         1,872,040
    General American Transportation Corp.
     6.750%      3/1/06                          2,000,000         2,047,880
    General Electric Capital Corp.
     8.750%      5/21/07                         1,000,000         1,220,740
    General Electric Capital Corp.
     6.500%      11/01/06                          250,000           266,520
    General Mills
     8.900%      6/15/06                         1,000,000         1,198,740
    Heller Financial, Inc.
     6.250%     3/1/01                           1,000,000         1,010,720
    Hershey Foods Co.
     7.200%     8/15/27                          1,500,000         1,716,930
    Hilton Hotels Corp.
    7.000%      7/15/04                            450,000           451,075
    Household Finance Corp.
     6.500%      11/15/08                        1,000,000         1,040,520
    I C I Wilmington
     7.050%      9/15/07                           750,000           768,330
    IMC Global, Inc.
     6.625%      10/15/01                        1,000,000           991,660
    IMCERA Group, Inc.
     6.000%      10/15/03                        2,000,000         1,936,760
    Interpool, Inc
     7.350%      8/01/07                           500,000           476,105
    Lasmo USA, Inc.
     6.750%      12/15/07                        2,000,000         1,923,256
    Leucadia National Corp.
     7.750%      8/15/13                         2,000,000         1,975,360
    Lockheed Martin Corp.
     7.700%      6/15/08                         1,500,000         1,695,765
    Mapco, Inc.
     7.250%       3/01/09                        1,500,000         1,580,250
    Millipore Corp.
     7.500%       4/01/07                        1,000,000         1,023,800
    Mobil Corp.
     8.625%       8/15/21                        2,000,000         2,632,180
    Newmont Mining Corp.
     8.625%      4/1/02                          2,000,000         2,103,700
    News America Holdings, Inc.
     9.250%      2/1/13                          2,000,000         2,477,460
    Norfolk Southern Corp.
     7.050%      5/01/37                         2,500,000         2,704,575
    Occidental Petroleum Corp.
     7.375%      11/15/08                        2,500,000         2,549,725
    Penske Truck Leasing Comp., L.P.
     7.750%      5/15/99                         1,250,000         1,261,338

MML MANAGED BOND FUND

DECEMBER 31, 1998

                                                                      MARKET
                                                 PRINCIPAL             VALUE
                                                  AMOUNT             (NOTE 2A)
                                                -----------         -----------

BONDS AND NOTES (Continued)

CORPORATE DEBT (Continued)
    Polaroid Corp.
     8.000%      3/15/99                        $ 1,000,000         $ 1,004,170
    Ralston Purina Co.
     7.750%      10/1/15                          3,000,000           3,300,180
    Raytheon Co.
     6.750%      8/15/07                            500,000             529,355
    Raytheon Co.
     6.150%      11/1/08                          1,000,000           1,019,603
    Rolls-Royce Capital, Inc.
     7.125%      7/29/03                          1,500,000           1,564,200
    Ryder System, Inc.
     6.600%      11/15/05                           750,000             752,918
    Safeway Stores, Inc.
     6.050%      11/15/03                           250,000             251,715
    Scholastic Corp.
     7.000%      12/15/03                         1,500,000           1,561,035
    Schwab (Charles) Corp.
     6.250%       1/23/03                         2,000,000           1,983,680
    The Seagram Co. Ltd.
     7.500%      12/15/18                         1,800,000           1,801,836
    Sears Roebuck Acceptance Corp.
     6.750%       9/15/05                         1,500,000           1,574,865
    Sprint Capital Corp.
     6.125%       11/15/08                          750,000             766,373
    Sprint Capital Corp.
     6.875%       11/15/28                          750,000             779,475
    Textron, Inc.
     9.550%      3/19/01                          1,000,000           1,088,740
    Thomas & Betts Corp.
     8.250%      1/15/04                          1,500,000           1,628,775
    Time Warner, Inc.
     6.100%     12/30/01                            500,000             508,055
    Travelers Funding Ltd.
     6.300%      2/18/14                          1,400,000           1,346,380
    United Air Lines, Inc.
    10.110%      2/19/06                            394,180             445,057
    U S Airways, Inc.
     7.500%      10/15/09                           928,904             926,294
    Valero Energy Corp.
     6.750%     12/15/02                          1,000,000           1,009,400
    W P P Finance
     6.625%      7/15/05                            900,000             913,037
    Worldcom, Inc.
     7.750%      4/01/07                          1,000,000           1,129,650
    Worldcom, Inc.
     9.375%      1/15/04                            871,000             902,417
                                                -----------         -----------
TOTAL CORPORATE DEBT
  (COST $119,346,215)                           117,927,434         124,018,786
                                                -----------         -----------
NON-U S GOVERNMENT AGENCY
      OBLIGATIONS - 3.61%
    PASS-THRU SECURITIES - 3.61%
    Asset Securitization Corp Commercial
      Mortgage, 1995-MD-IV
     7.100%      8/13/07                          2,378,545           2,531,556
    Chase Commercial Mortgage Sec, Inc.,
      1998-2, Class A2
     6.025%     08/18/07                          1,243,328           1,258,086
    C S First Boston Mortgage Corp,
      1998-C2, Class A2
     5.960%     12/15/07                            995,205           1,006,341
    Merrill Lynch Mortgage Inv. ctf, 1998,
      Class A1
     6.310%     11/15/26                          1,659,308           1,695,713
    Morgan Stanley Capital I, Inc., 1998-HF2,
      Class A1
     6.010%     11/15/30                            397,748             413,641
    Nationlink Funding Corp., 1998-2
      Class A1
     6.001%     11/20/07                            746,085             753,933
    Textron Financial Corp., 1998-A,
      Class A2
     5.890%     01/15/05                          1,500,000           1,515,937
                                                -----------         -----------
TOTAL NON-U S GOVERNMENT AGENCY
  OBLIGATIONS  (COST $9,062,747)                  8,920,219           9,175,207
                                                -----------         -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.24%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION (FHLMC) - 2.43%
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.51%
    FHLMC Series 1322 Class G
     7.500%      2/15/07                          1,786,943           1,813,175
    FHLMC Series 1460 Class H
     7.000%      5/15/07                          2,000,000           2,027,500
                                                -----------         -----------
                                                  3,786,943           3,840,675

MML MANAGED BOND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                                   MARKET
                                                   PRINCIPAL        VALUE
                                                    AMOUNT        (NOTE 2A)
                                                  -----------    -----------

BONDS AND NOTES (Continued)

PASS-THROUGH SECURITIES - 0.92%
    FHLMC
     6.420%      12/1/05                          $ 2,127,334    $ 2,227,723
    FHLMC
     9.000%      3/1/17                               105,980        112,797
                                                  -----------    -----------
                                                    2,233,314      2,340,520
                                                  -----------    -----------
                                                    6,020,257      6,181,195
                                                  -----------    -----------

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA) - 5.22%
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.25%
    FNMA Series 1993-221 Class D
     6.000%      12/25/08                           1,000,000      1,008,430
    FNMA Series 1993-134 Class GA
     6.500%      2/25/07                            2,000,000      2,030,000
    FNMA Series 1996-54 Class C
     6.000%      9/25/08                            4,000,000      4,042,480
    FNMA Series 1993-186 Class G
     6.250%      3/25/08                            3,700,000      3,724,272
                                                  -----------    -----------
                                                   10,700,000     10,805,182

PASS-THROUGH SECURITIES - 0.97%
    FNMA
     6.000%      11/1/28                            2,001,202      1,974,926
    FNMA
     9.000%      5/1/09                               452,893        478,459
                                                  -----------    -----------
                                                    2,454,095      2,453,385
                                                  -----------    -----------
                                                   13,154,095     13,258,567
                                                  -----------    -----------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (GNMA) - 5.59%
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.23%
    JHM Acceptance Corp.,
      Series E, Class 5
     8.960%      4/1/19                               590,734        604,391
                                                  -----------    -----------

PASS-THROUGH SECURITIES - 5.36%
    GNMA
     8.000%      12/15/03 - 1/15/09                 5,639,559      5,901,234
    GNMA
     7.500%       3/15/17 - 7/15/17                 3,581,171      3,726,746
    GNMA
     7.000%      9/15/23 - 11/15/23                 1,656,825      1,695,645
    GNMA - ARMS
     6.000%     11/20/27 - 12/20/27                   820,214        825,595
    GNMA - ARMS
     6.625%       8/20/25 - 8/20/27                   758,161        764,325
    GNMA - ARMS
     7.000%      11/20/25                             690,208        694,736
                                                  -----------    -----------
                                                   13,146,138     13,608,281
                                                  -----------    -----------
                                                   13,736,872     14,212,672
                                                  -----------    -----------

TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $32,858,940)                 32,911,224     33,652,434
                                                  -----------    -----------

U.S. TREASURY OBLIGATIONS - 20.94%
U.S.TREASURY BONDS AND NOTES - 12.06%
    U.S. Treasury Bond
     7.500%      11/15/16                           8,200,000     10,185,957
    U.S. Treasury Bond
     7.125%      2/15/23                            4,400,000      5,422,298
    U.S. Treasury Note
     7.500%      5/15/02                            9,500,000     10,314,910
    U.S. Treasury Note
     5.750%      9/30/99                            3,000,000      3,023,910
    U.S. Treasury Note
     5.625%      11/30/99                           1,700,000      1,714,875
U.S.TREASURY STRIPS - 8.88%
    U.S. Treasury Strip*
     0.000%      5/15/16                           58,750,000     22,557,651
                                                  -----------    -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (COST $49,896,848)                               85,550,000     53,219,601
                                                  -----------    -----------

TOTAL BONDS AND NOTES
  (COST $227,587,529)                             252,611,041    236,700,368
                                                  -----------    -----------

SHORT-TERM INVESTMENTS - 8.09%
COMMERCIAL PAPER
    Appalachian Power Co.
     6.661%      1/6/99                             3,990,000      3,986,312
    Conagra, Inc.
     6.137%      2/9/99                             3,960,000      3,934,926
    Crown Cork & Seal Co., Inc.
     5.305%      1/7/99                             3,160,000      3,157,209
    Crown Cork & Seal Co., Inc.
     6.039%      1/12/99                              990,000        988,176
    Ford Motor Credit Co.
     5.508%      1/8/99                             1,840,000      1,838,031
    Indiana Michigan Power Co.
     6.265%      1/5/99                             3,515,000      3,512,597

MML MANAGED BOND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                                   MARKET
                                                PRINCIPAL           VALUE
                                                 AMOUNT           (NOTE 2A)
                                                ------------     -------------
SHORT-TERM INVESTMENTS (Continued)

COMMERCIAL PAPER (Continued)
    McKesson Corp.
     6.258%      1/4/99                         $  3,130,000     $   3,128,369
                                                ------------     -------------

TOTAL SHORT-TERM INVESTMENTS
  (COST $20,544,715)                            $ 20,585,000        20,545,620
                                                ============     =============

TOTAL INVESTMENTS
  (COST $248,132,244) (A)           101.23%                      $ 257,245,988
                                    ======                       =============

(a) Federal Income Tax Information: At
    December 31, 1998 the net unrealized
    appreciation on investments based on
    cost of $248,132,243 for federal
    income tax purposes purposes is
    as follows:

    Aggregate gross unrealized appreciation
    for all investments and forward
    commitments in which there is an excess
    of market value over tax cost                                $  10,061,922

    Aggregate gross unrealized depreciation for
    all investments and forward commitments in
    which there is an excess of tax cost over
    market value                                                      (948,178)
                                                                 -------------
    NET UNREALIZED APPRECIATION                                  $   9,113,744
                                                                 -------------

  * Non-income producing security.

                      See Notes to Financial Statements.

MML BLEND FUND


SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                            NUMBER          MARKET VALUE
                                              OF               AMOUNT
                                            SHARES           (NOTE 2A)
                                        --------------     ----------------

EQUITIES - 62.95%

AEROSPACE & DEFENSE - 2.04%
    Raytheon Co. (Class A)                   137,700          $ 7,117,369
    Raytheon Co. (Class B)                   420,000           22,365,000
    TRW, Inc.                                496,600           27,902,711
                                        --------------     ----------------
                                           1,054,300           57,385,080
                                        --------------     ----------------

AGRIBUSINESS - 0.52%
    Archer-Daniels-Midland Co.               838,510           14,411,891
                                        --------------     ----------------

APPAREL, TEXTILES, SHOES - 0.68%
    V F Corp.                                405,000           19,007,813
                                        --------------     ----------------

AUTOMOTIVE & PARTS - 2.27%
    Ford Motor Co.                           282,300           16,567,481
    Genuine Parts Co.                        664,900           22,232,594
    Goodyear Tire & Rubber Co.               499,100           25,173,356
                                        --------------     ----------------
                                           1,446,300           63,973,431
                                        --------------     ----------------

BANKING, SAVINGS & LOAN - 4.34%
    The Bank of New York Co., Inc.           920,200           37,038,050
    Comerica, Inc.                           370,500           25,263,469
    Pacific Century Financial Corp.          690,600           16,833,375
    Wachovia Corp.                           260,000           22,733,750
    Wells Fargo Co.                          508,300           20,300,231
                                        --------------     ----------------
                                           2,749,600          122,168,875
                                        --------------     ----------------

BEVERAGES - 1.03%
    Brown-Forman Corp. (Class B)             382,500           28,950,469
                                        --------------     ----------------

CHEMICALS - 2.64%
    Air Products and Chemicals               429,700           17,188,000
    Bemis Corp.                              407,600           15,463,325
    Engelhard Corp.                          897,200           17,495,400
    Rohm & Haas                              799,300           24,078,913
                                        --------------     ----------------
                                           2,533,800           74,225,638
                                        --------------     ----------------

COMMUNICATIONS - 1.14%
    GTE Corp.                                494,400           32,136,000


COMPUTERS & OFFICE EQUIPMENT - 6.20%
    Electronic Data Systems                  341,400         $ 17,155,350
    Hewlett-Packard Co.                      529,600           36,178,300
    International Business
     Machines Corp.                          271,100           50,085,725
    Pitney Bowes, Inc.                       585,900           38,706,019
    Xerox Corp.                              275,000           32,450,000
                                        --------------     ----------------
                                           2,003,000          174,575,394
                                        --------------     ----------------

CONTAINERS - 0.69%
    Crown Cork & Seal                        354,500           10,923,031
    Temple-Inland, Inc.                      140,600            8,339,338
                                        --------------     ----------------
                                             495,100           19,262,369
                                        --------------     ----------------

COSMETICS & PERSONAL CARE - 1.19%
    Kimberly-Clark Corp.                     615,900           33,566,550
                                        --------------     ----------------

ELECTRIC UTILITIES - 1.49%
    Dominion Resources, Inc.                 388,000           18,139,000
    SCANA Corp.                              268,300            8,652,675
    Teco Energy, Inc.                        541,300           15,257,894
                                        --------------     ----------------
                                           1,197,600           42,049,569
                                        --------------     ----------------

ELECTRICAL EQUIPMENT & ELECTRONICS - 4.06%
    AMP, Inc.                                492,875           25,660,305
    General Electric Co.                     531,600           54,256,425
    Honeywell, Inc.                          236,100           17,781,281
    Hubbell, Inc. (Class B)                  434,480           16,510,241
                                        --------------     ----------------
                                           1,695,055          114,208,252
                                        --------------     ----------------

ENERGY - 5.25%
    BP Amoco plc *                           426,182           38,196,530
    Burlington Resources, Inc.               375,500           13,447,594
    Conoco, Inc. *                           359,400            7,502,475
    ENI, SPA - ADR                           280,100           18,976,775
    Kerr-Mcgee Corp.                         184,300            7,049,475
    Mobil Corp.                              366,700           31,948,737
    Unocal Corp.                             584,900           17,071,768
    Usec, Inc.                               970,000           13,458,750
                                        --------------     ----------------
                                           3,547,082          147,652,104
                                        --------------     ----------------

DECEMBER 31, 1998

                                       NUMBER          MARKET VALUE
                                        OF               AMOUNT
                                       SHARES           (NOTE 2A)
                                    -----------       --------------
EQUITIES (Continued)

FINANCIAL SERVICES - 1.53%
    American Express Co.               182,400         $ 18,650,400
    American General Corp.             314,300           24,515,400
                                    -----------       --------------
                                       496,700           43,165,800
                                    -----------       --------------
FOODS - 2.34%
    Bestfoods                          318,200           16,944,150
    ConAgra, Inc.                      976,400           30,756,600
    General Mills, Inc                 234,700           18,247,925
                                    -----------       --------------
                                     1,529,300           65,948,675
                                    -----------       --------------

FOREST PRODUCTS & PAPER - 0.98%
    Westvaco Corp.                     276,412            7,411,297
    Weyerhaeuser Co.                   399,200           20,284,350
                                    -----------       --------------
                                       675,612           27,695,647

HEALTH CARE - 6.16%
    Becton, Dickinson and Co.          907,700           38,755,981
    Bristol-Myers Squibb Co.           529,600           70,867,100
    Pharmacia & Upjohn, Inc.           415,200           23,510,700
    Schering Plough Corp.              729,400           40,299,350
                                    -----------       --------------
                                     2,581,900          173,433,131
                                    -----------       --------------

INDUSTRIAL DISTRIBUTION - 0.62%
    W.W. Grainger, Inc.                421,000           17,524,125
                                    -----------       --------------

INDUSTRIAL TRANSPORTATION - 1.62%
    Burlington Northern Santa Fe       667,000           22,511,250
    Norfolk Southern Corp.             730,200           23,138,213
                                    -----------       --------------
                                     1,397,200           45,649,463
                                    -----------       --------------

INSURANCE - 3.79%
    Cigna Corp.                        127,700            9,872,806
    Jefferson-Pilot Corp.              264,300           19,822,500
    Marsh & McLennan Co's., Inc        458,300           26,781,906
    MBIA Inc.                          356,000           23,340,250
    SAFECO Corp.                       628,600           26,990,513
                                    -----------       --------------
                                     1,834,900          106,807,975
                                    -----------       --------------

MACHINERY & COMPONENTS - 0.75%
    Dover Corp.                        579,100           21,209,538
                                    -----------       --------------

METALS & MINING - 0.42%
    USX- Marathon Group                387,300           11,667,412
                                    -----------       --------------

MISCELLANEOUS - 1.17%
    Armstrong World Industries         266,700         $ 16,085,344
    Minnesota Mining &
    Manufacturing Co.                  238,100           16,934,862
                                    -----------       --------------
                                       504,800           33,020,206
                                    -----------       --------------

PHARMACEUTICALS - 0.91%
    American Home Products Corp.       453,100           25,515,194
                                    -----------       --------------

PUBLISHING & PRINTING - 1.45%
    McGraw-Hill Companies, Inc.        400,600           40,811,125
                                    -----------       --------------

RETAIL - 1.72%
    The May Department Stores Co.      312,300           18,855,112
    Newell Co.                         285,600           11,781,000
    Sears Roebuck & Co.                417,400           17,739,500
                                    -----------       --------------
                                     1,015,300           48,375,612
                                    -----------       --------------

RETAIL-GROCERY - 2.15%
    Albertson's, Inc.                  484,200           30,837,487
    American Stores Co.                805,400           29,749,463
                                    -----------       --------------
                                     1,289,600           60,586,950
                                    -----------       --------------

TELEPHONE UTILITIES - 2.54%
    Ameritech Corp.                    524,800           33,259,200
    Frontier Corp.                     684,800           23,283,200
    Pinnacle West Capital              349,800           14,822,775
                                    -----------       --------------
                                     1,559,400           71,365,175
                                    -----------       --------------

TOBACCO - 1.26%
    Fortune Brands, Inc.               474,900           15,018,713
    UST, Inc                           589,400           20,555,325
                                    -----------       --------------
                                     1,064,300           35,574,038
                                    -----------       --------------

TOTAL EQUITIES
    (COST $946,470,658)                               1,771,923,501
                                                      --------------

MML BLEND FUND

DECEMBER 31, 1998

                                                                     MARKET
                                                    PRINCIPAL         VALUE
                                                      AMOUNT        (NOTE 2A)
                                                    -----------   ------------

BONDS AND NOTES - 24.05%

ASSET BACKED SECURITIES - 1.45%
AUTO RECEIVABLES
    California Infrastructure PG&E-1,
      1997-1, Class A6
       6.320% 09/25/05                             $    600,000   $    616,998
    California Infrastructure SDG&E-1,
      1997-1, Class A5
       6.190% 09/25/05                                  500,000        519,440
    California Infrastructure SCE-1,
      1997-1, Class A5
       6.280% 09/25/05                                  650,000        677,573
    Capital Equipment Receivables Trust,
      1996-1, Class A4
       6.280% 06/15/00                                4,000,000      4,020,560
    Case Equipment Loan Trust, 1998,
      Class A4
       5.830% 02/15/05                                3,500,000      3,539,970
    Caterpillar Financial Asset Trust,
      1997-B, Class A3
       6.160% 09/25/03                                3,100,000      3,121,049
    Chase Manhattan Auto Grantor Trust,
      1996-B, Class A
       6.140% 10/16/06                                4,500,000      4,519,305
    Chase Manhattan Auto Owner Trust,
      1998-A, Class A4
       5.800% 12/16/02                                3,750,000      3,789,713
    Ford Credit Auto Owner Trust, 1996-B
      1996-B, Class A4
       6.300% 01/15/01                                6,000,000      6,041,220
    Metlife Capital Equipment Loan Trust
      Series 1997-A, Class A
       6.850% 05/20/08                                2,500,000      2,611,688
    Premier Auto Trust Series, 1998-4,
      Class A3
       5.690% 06/08/02                                4,000,000      4,034,240
    Premier Auto Trust Series, 1998-5,
      Class A3
       5.070% 07/08/02                                2,000,000      1,992,160
    Railcar Trust No., 1992-1
       7.750% 06/01/04                                1,165,513      1,240,083
    Toyota Auto Lease Trust Series,
      1998-B, Class A1
       5.350% 07/25/02                                3,500,000      3,500,000
    World Omni 1996-A Automobile Lease
      Securitization Trust, Class A1
       6.300% 06/25/02                                  633,819        634,611
                                                    -----------   ------------
TOTAL ASSET BACKED SECURITIES
    (COST $39,873,360)                               40,399,332     40,858,610
                                                    -----------   ------------

CORPORATE DEBT - 9.89%
    Airtouch Communications, Inc.
       7.500% 07/15/06                                4,000,000      4,407,640
    Alcan Aluminum Ltd.
       6.250% 11/01/08                                2,500,000      2,527,175
    American Airlines, Inc.
       9.780% 11/26/11                                4,635,063      5,460,799
    American General Finance Corp.
       5.750% 11/01/03                                2,000,000      2,005,400
    American West Airlines, 1996-1, Class A
       6.850% 07/02/09                                4,126,713      4,276,802
    AMR Corp.
       9.000% 08/01/12                                2,000,000      2,356,380
    Analog Devices, Inc.
       6.625% 03/01/00                                1,500,000      1,517,385
    Anheuser-Busch Companies, Inc.
       5.375% 09/15/08                                4,000,000      3,994,440
    Archer-Daniels Midland
       6.750% 12/15/27                                1,650,000      1,762,497
    Associates Corp. of North America
       6.750% 08/01/01                                4,000,000      4,125,080
    Associates Corp. of North America
       6.500% 08/15/02                                2,000,000      2,064,360
    Associates Corp. of North America
       5.750% 11/01/03                                2,000,000      2,014,286
    Barrick Gold Corp.
       7.500% 05/01/07                                4,250,000      4,561,653
    Bell Atlantic Financial Services, Inc
       6.610% 02/04/00                                1,000,000      1,013,780
    BHP Finance (USA) Limited
       6.420% 03/01/26                                4,500,000      4,473,225
    Boston Scientific Corp.
       6.625% 03/15/05                                3,800,000      3,686,950
    C I T Group Holdings
       6.375% 10/01/02                                4,000,000      4,114,960
    C I T Group Holdings
       5.625% 10/15/03                                2,500,000      2,498,975

MML BLEND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                                     MARKET
                                                    PRINCIPAL         VALUE
                                                      AMOUNT        (NOTE 2A)
                                                    -----------   ------------

BONDS AND NOTES (Continued)

CORPORATE DEBT (Continued)
    CSX Corp.
       7.050% 05/01/02                              $ 2,000,000   $ 2,075,380
    CSX Corp.
       7.250% 05/01/27                                4,500,000     4,798,400
    Cable & Wireless Communications
       6.750% 12/01/08                                5,750,000     5,822,979
    Carlisle Companies, Inc
       7.250% 01/15/07                                2,760,000     2,844,428
    Celulosa Arauco Constitucion
       6.950% 09/15/05                                2,500,000     2,220,000
    Champion International Corp.
       6.400% 02/15/26                                3,500,000     3,594,745
    CITGO Petroleum Corp.
       7.875% 05/15/06                                1,000,000       980,710
    Columbia Gas System, Inc
       6.610% 11/28/02                                3,000,000     3,097,200
    Comcast Cablevision-PH
       8.375% 05/01/07                                2,500,000     2,900,525
    Commercial Credit Co.
       7.750% 03/01/05                                2,500,000     2,765,500
    ConAgra, Inc.
       7.000% 10/01/28                                3,000,000     3,080,220
    Continental Airlines, Inc. Series 1996-B
       7.820% 10/15/13                                1,908,224     2,061,045
    Continental Airlines, Inc. Series 1996-2B
       8.560% 07/02/14                                1,660,608     1,940,835
    Corning Glass Works, Inc.
       8.875% 03/15/16                                  500,000       588,525
    Dana Corp.
       6.500% 03/15/08                                1,750,000     1,798,545
    Delta Air Lines, Inc.
       8.540% 01/02/07                                4,027,752     4,409,341
    Dover Corp.
       6.250% 06/01/08                                2,000,000     2,093,960
    Dover Corp.
       6.650% 06/01/28                                2,000,000     2,067,860
    Emerson Electric Co.
       5.500% 09/15/08                                2,000,000     2,022,822
    ERAC USA Finance Co. 144A
       6.750% 05/15/07                                6,000,000     6,056,580
    FBG Finance Ltd, 144A
       7.875% 06/01/16                                4,000,000     4,626,280
    Fletcher Challenge Ltd.
       6.750% 03/24/05                                2,000,000     1,918,920
    Fletcher Challenge Ltd.
       7.750% 06/20/06                                2,000,000     2,017,100
    Ford Motor Corp.
       8.450% 07/15/06                                1,500,000     1,516,560
    Foster Wheeler Corp.
       6.750% 11/15/05                                2,000,000     1,872,040
    GTE Corp.
       9.100% 06/01/03                                  575,000       657,012
    General American Transportation Corp.
       6.750% 03/01/06                                3,000,000     3,071,820
    General Electric Capital Corp.
       8.750% 05/21/07                                1,500,000     1,831,110
    General Electric Capital Corp.
       6.500% 11/01/06                                1,250,000     1,332,600
    General Mills
       8.900% 06/15/06                                2,250,000     2,697,165
    General Motors Corp.
       9.125% 07/15/01                                1,500,000     1,630,740
    Goldman Sachs Group, L.P. 144A
       6.200% 02/15/01                                4,000,000     4,060,720
    Halliburton Co.
       5.625% 12/01/08                                1,500,000     1,516,464
    Heller Financial, Inc.
       6.250% 03/01/01                                2,500,000     2,526,800
    Hershey Foods Co.
       7.200% 08/15/97                                5,300,000     6,066,846
    Hilton Hotels Corp.
       7.000% 07/15/04                                  800,000       801,912
    Household Finance Corp.
       6.500% 11/15/08                                2,500,000     2,601,300
    I C I Wilmington
       7.050% 09/15/07                                2,500,000     2,561,100
    IMC Global, Inc.
       6.625% 10/15/01                                2,500,000     2,479,150
    Interpool, Inc
       7.350% 08/01/07                                2,000,000     1,904,418
    Leucadia National Corp.
       7.750% 08/15/13                                3,000,000     2,963,040
    Lasmo USA, Inc.
       6.750% 12/15/07                                6,000,000     5,769,768
    Lockheed Martin Corp.
       7.700% 06/15/08                                4,000,000     4,522,040

MML BLEND FUND

DECEMBER 31, 1998

                                                                    MARKET
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 2A)
                                             ------------        -------------

BONDS AND NOTES (Continued)

CORPORATE DEBT (Continued)
    Mapco, Inc.
       7.250% 03/01/09                       $  3,750,000         $  3,950,625
    Midway Airlines
       8.140% 01/02/13                          2,500,000            2,532,275
    Millipore Corp.
       7.500% 04/01/07                          4,250,000            4,351,150
    Mobil Corp.
       8.625% 08/18/21                          4,500,000            5,922,405
    Newmont Mining Corp.
       8.625% 04/01/02                          5,000,000            5,259,250
    News America Holdings, Inc.
       9.250% 02/01/13                          4,000,000            4,954,920
    Norfolk Southern Corp.
       7.050% 05/01/37                          6,000,000            6,490,980
    North Finance (Bermuda) Ltd. 144A
       7.000% 09/15/05                          4,000,000            4,195,640
    Occidental Petroleum Corp.
       7.375% 11/15/08                          6,000,000            6,119,340
    Ralston Purina Co.
       7.750% 10/01/15                          2,000,000            2,200,120
    Raytheon Co.
       6.750% 08/15/07                          2,700,000            2,858,517
    Raytheon Co.
       6.150% 11/01/08                          3,000,000            3,058,809
    Rolls-Royce Capital Inc.
      7.1250% 07/29/03                          2,000,000            2,085,600
    Ryder System, Inc.
      6.6000% 11/15/05                          3,500,000            3,513,615
    Safeway Stores, Inc.
      6.0500% 11/15/03                          1,000,000            1,006,860
    Scholastic Corp.
       7.000% 12/15/03                          3,000,000            3,122,070
    Schwab (Charles) Corp.
       6.250% 01/23/03                          2,500,000            2,479,600
    Scripps (EW) Co.
       6.625% 10/15/07                          5,000,000            5,193,050
    The Seagram Co. Ltd.
       7.500% 12/15/18                          4,500,000            4,504,590
    Sprint Capital Corp.
       6.125% 11/15/08                          2,000,000            2,043,660
    Sprint Capital Corp.
       6.875% 11/15/28                          2,000,000            2,078,600
    TCI Communications, Inc.
       7.550% 09/02/03                          3,000,000            3,232,290
    Thomas & Betts Corp.
       8.250% 01/15/04                          1,000,000            1,085,850
    Time Warner, Inc.
       7.750% 06/15/05                          3,000,000            3,318,120
    Time Warner, Inc.
       6.100% 12/30/01                          4,750,000            4,826,523
    Travelers Funding Ltd.
       6.300% 02/15/14                          3,400,000            3,269,780
    U S Airways, Inc.
       7.500% 10/15/09                            928,904              926,294
    Valero Energy Corp.
       6.750% 12/12/02                          2,000,000            2,018,800
    Worldcom, Inc.
       7.750% 04/01/07                          2,500,000            2,824,125
    Worldcom, Inc.
       9.375% 01/15/04                          1,525,000            1,580,007
    W P P Finance
       6.625% 07/15/05                          2,250,000            2,282,594
                                             ------------        -------------
TOTAL CORPORATE DEBT
    (COST $267,329,685)                       265,047,264          278,312,351
                                             ------------        -------------

NON-U S GOVERNMENT AGENCY
    OBLIGATIONS - 0.80%
PASS-THRU SECURITIES
    Asset Securitization Corp.
      Commercial Mortgage  1995-MD-IV
       7.100%  8/13/07                          6,184,216            6,582,047
    Chase Commercial Mortgage Sec, Inc.,
      1998-2, Class A2
       6.025% 08/18/07                          2,486,656            2,516,173
    C S First Boston Mortgage Corp.,
      1998-C2, Class A2
       5.960% 12/15/07                          2,985,615            3,019,024
    Merrill Lynch Mortgage Inv. Ctf
      1998, Class A1
       6.310% 11/15/26                          4,266,792            4,360,405
    Morgan Stanley Capital I, Inc.,
      1998-HF2, Class A1
       6.010% 11/15/30                            894,933              930,692

MML BLEND FUND

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998

                                                                    MARKET
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 2A)
                                             ------------        -------------

BONDS AND NOTES (Continued)

NON-U S GOVERNMENT AGENCY
    OBLIGATIONS (Continued)
PASS-THRU SECURITIES (Continued)
    Nationlink Funding Corp.,
      1998-2, Class A1
       6.001% 11/20/07                       $  1,492,170         $  1,507,868
    Textron Financial Corp.,
      1998-A, Class A2
       5.890% 01/15/05                          3,500,000            3,537,188
                                             ------------        -------------

TOTAL NON-U S GOVERNMENT AGENCY
    OBLIGATIONS  (COST $22,176,023)            21,810,382           22,453,397
                                             ------------        -------------

U S GOVERNMENT AGENCY OBLIGATIONS - 3.28%
FEDERAL HOME LOAN MORTGAGE
    CORPORATION (FHLMC) - 0.63%
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.41%
    FHLMC Series 1322 Class G
       7.500% 02/15/07                          5,000,000            4,532,938
    FHLMC Series 1460 Class H
       7.000% 05/15/07                          1,789,000            1,813,578
    FHLMC Series 1490 Class PG
       6.300% 05/15/07                          5,000,000            5,040,600
                                             ------------        -------------
                                               11,789,000           11,387,116

PASS-THROUGH SECURITIES - 0.22%
    FHLMC
       6.420% 12/01/05                          5,492,390            5,751,576
    FHLMC
       9.000% 03/01/17                            317,940              338,390
                                             ------------        -------------
                                                5,810,330            6,089,966
                                             ------------        -------------
                                               17,599,330           17,477,082
                                             ------------        -------------

FEDERAL NATIONAL MORTGAGE
    ASSOCIATION (FNMA) - 1.48%
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.86%
    FNMA Series 1993-107 Class E
       6.500% 06/25/08                          5,000,000            5,109,350
    FNMA Series 1993-71 Class PG
       6.250% 07/25/07                          8,000,000            8,050,000
    FNMA Series 1993-175 Class PU
       6.350% 09/25/08                          7,015,000            7,131,168
    FNMA Series 1996-54 Class C
       6.000% 09/25/08                          4,000,000            4,042,480
                                             ------------        -------------
                                               24,015,000           24,332,998
PASS-THROUGH SECURITIES - 0.62%
    FNMA
       8.000% 05/01/13                          1,141,441            1,158,425
    FNMA
       6.500% 02/25/07                          5,000,000            5,075,000
    FNMA
       6.250% 03/25/08                          5,000,000            5,032,800
    FNMA
       6.000% 11/01/28                          6,048,043            5,968,632
                                             ------------        -------------
                                               17,189,484           17,234,857
                                             ------------        -------------
                                               41,204,484           41,567,855
                                             ------------        -------------

GOVERNMENT NATIONAL MORTGAGE
    ASSOCIATION (GNMA) - 0.97%
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.04%
    J H M Acceptance Corp.,
      Series E, Class 5
       8.960% 04/01/19                          1,181,467            1,208,783
                                             ------------        -------------

PASS-THROUGH SECURITIES - 0.93%
    GNMA
       6.500% 10/15/28                          5,533,045            5,588,375
    GNMA
       7.000% 4/5/23-11/15/23                   4,204,913            4,303,434
    GNMA
       7.500% 9/15/16-10/15/17                  2,937,849            3,057,272
    GNMA
       8.000% 1/15/07 -5/15/08                  8,354,578            8,705,291
    GNMA
       9.000% 8/15/08 -9/15/09                  1,381,872            1,484,821
    GNMA-ARMS
       5.500% 10/20/27-12/20/27                 1,542,616            1,552,736
    GNMA-ARMS
       6.000% 8/20/25-8/20/27                   1,610,971            1,624,068
                                             ------------        -------------
                                               25,565,844           26,315,997
                                             ------------        -------------
                                               26,747,311           27,524,780
                                             ------------        -------------
U.S. GOVERNMENT GUARANTEED NOTES - 0.20%
    1991-A Caguas
       8.740% 08/01/01                            280,000              303,537
    1991-A Cncl. Bluffs, IA
       8.740% 08/01/01                            155,000              168,029
    1991-A Fairfax Cnty, VA
       8.740%  8/1/01                              85,000               92,145

MML BLEND FUND

DECEMBER 31, 1998
                                                                    MARKET
                                                  PRINCIPAL          VALUE
                                                   AMOUNT           (NOTE 2A)
                                                -------------     -------------

BONDS AND NOTES (Continued)

U.S. GOVERNMENT GUARANTEED NOTES (Continued)

    1991-A Fajardo, PR
       8.740% 08/01/01                            $ 210,000          $ 227,653
    1991-A Gasden, AL
       8.740% 08/01/01                              100,000            108,406
    1991-A Lorain, OH
       8.740% 08/01/01                               30,000             32,522
    1991-A Mayaguez, PR
       8.740% 08/01/01                              150,000            162,609
    1991-A Rochester, NY
       8.650% 08/01/00                            4,295,000          4,517,825
                                                ---------------    -------------
                                                  5,305,000          5,612,726
                                                ---------------    -------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $90,093,244)               90,856,125         92,182,443
                                                ---------------    -------------

U.S. TREASURY OBLIGATIONS - 8.64%
U.S. TREASURY BONDS & NOTES - 8.36%
    U.S. Treasury Bonds
       7.500% 11/15/16                           38,250,000         47,513,768
    U.S. Treasury Bonds
       8.750% 05/15/17                           41,100,000         57,173,799
    U.S. Treasury Notes
       6.375% 05/15/00                            5,000,000          5,110,950
    U.S. Treasury Notes
       7.500% 05/15/02                            1,000,000          1,085,780
    U.S. Treasury Notes
       7.750% 01/31/00                            9,900,000         10,214,028
    U.S. Treasury Notes
       7.500% 02/15/05                            5,700,000          6,526,500
    U.S. Treasury Notes
       7.125% 02/29/00                           11,500,000         11,809,005
    U.S. Treasury Notes
       6.500% 08/15/05                           58,300,000         64,075,198
    U.S. Treasury Notes
       6.375% 05/15/99                            5,000,000          5,031,250
    U.S. Treasury Notes
       6.875% 05/15/06                           20,550,000         23,234,241
    U.S. Treasury Notes
       6.500% 05/31/01                            1,150,000          1,197,978
    U.S. Treasury Notes
       6.500% 10/15/06                            2,000,000          2,218,440
                                                ---------------    -------------
                                                199,450,000        235,190,937
                                                ---------------    -------------


BONDS AND NOTES (Continued)

U.S. TREASURY STRIPS - 0.28%
    U.S. Treasury Strips *
       0.000% 02/15/99                          $ 2,150,000        $ 2,138,497
    U.S. Treasury Strips *
       0.000% 02/15/10                            2,500,000          1,420,700
    U.S. Treasury Strips *
       0.000% 08/15/15                            2,000,000            804,140
    U.S. Treasury Strips *
       0.000% 02/15/17                            9,500,000          3,493,245
                                                ---------------    -------------
                                                 16,150,000          7,856,582
                                                ---------------    -------------

TOTAL U.S. TREASURY OBLIGATIONS
    (COST $232,734,403)                         215,600,000        243,047,519
                                                ---------------    -------------
TOTAL BONDS AND NOTES
    (COST $652,206,715)                         633,713,103        676,854,320
                                                ===============    =============
SHORT-TERM INVESTMENTS - 19.25%
COMMERCIAL PAPER
    Aristar, Inc.
       5.710% 02/10/99                            9,475,000          9,411,964
    Aristar, Inc.
       5.710% 02/01/99                            5,525,000          5,497,869
    Aristar, Inc.
       5.730% 02/02/99                           10,000,000          9,947,770
    Case Credit Corp.
       6.050% 02/22/99                            2,140,000          2,122,253
    Case Credit Corp.
       6.050% 02/25/99                           12,525,000         12,409,334
    Case Credit Corp.
       5.960% 03/19/99                           10,000,000          9,887,333
    Case Credit Corp.
       5.960% 03/23/99                           15,463,000         15,279,850
    Comdisco, Inc.
       6.980% 01/11/99                            6,515,000          6,504,157
    Comdisco, Inc.
       6.040% 01/20/99                           11,685,000         11,646,072
    Comdisco, Inc.
       5.640% 03/12/99                            8,690,000          8,600,879
    Comdisco, Inc.
       5.750% 03/22/99                           10,000,000          9,883,000
    Conagra, Inc.
       6.040% 01/06/99                           10,000,000          9,991,595

MML BLEND FUND

DECEMBER 31, 1998

                                                               MARKET
                                            PRINCIPAL           VALUE
                                             AMOUNT           (NOTE 2A)
                                            ---------         ---------

SHORT-TERM INVESTMENTS (Continued)

COMMERCIAL PAPER (Continued)
  Crown Cork & Seal Co., Inc.
    5.700% 01/27/99                      $ 11,285,000        $ 11,234,684
  Crown Cork & Seal Co., Inc.
    5.700% 02/24/99                        12,190,000          12,081,252
  Crown Cork & Seal Co., Inc.
    5.820% 02/01/99                         2,675,000           2,661,605
  Crown Cork & Seal Co., Inc.
    6.120% 03/31/99                        11,555,000          11,404,785
  Duke Power Co.
    5.310% 01/08/99                         6,025,000           6,018,778
  Duke Power Co.
    5.220% 02/08/99                        12,000,000          11,934,038
  Enron Corp.
    5.530% 02/12/99                        10,280,000          10,211,142
  Finova Capital Corp.
    5.580% 01/13/99                        10,000,000           9,981,222
  Finova Capital Corp.
    5.170% 02/04/99                        10,115,000          10,055,632
  Finova Capital Corp.
    5.320% 02/09/99                         9,230,000           9,171,557
  Finova Capital Corp.
    5.350% 03/26/99                        10,000,000           9,877,222
  GTE Funding, Inc.
    5.210% 02/17/99                        10,900,000          10,826,037
  Georgia Power Co., DTC
    5.180% 02/22/99                        11,695,000          11,598,012
  Goldman Sachs & Co.
    5.100% 03/17/99                        10,790,000          10,671,550
  Goldman Sachs & Co.
    4.940% 04/23/99                        21,495,000          21,167,321
  Indiana Michigan Power Co.
    6.210% 01/05/99                         1,810,000           1,808,763
  Orix Credit Alliance, Inc.
    5.890% 01/26/99                         8,395,000           8,360,323
  Orix Credit Alliance, Inc.
    6.160% 01/04/99                        15,790,000          15,781,876
  Orix Credit Alliance, Inc.
    6.150% 02/26/99                        12,510,000          12,398,273
  Orix Credit Alliance, Inc.
    5.390% 04/15/99                         9,655,000           9,508,566
  Pennsylvania Power & Lights
    5.940% 02/19/99                         6,045,000           5,997,335
  Praxair, Inc.
    5.790% 01/21/99                        13,255,000          13,206,452
  Praxair, Inc.
    5.480% 02/23/99                        10,000,000           9,913,928
  Public Service Co. of Colorado
    6.020% 01/05/99                         8,615,000           8,609,230
  Public Service Co. of Colorado
    5.770% 02/05/99                         3,260,000           3,241,749
  Public Service Electric & Gas Co.
    5.660% 01/19/99                        10,000,000           9,970,000
  Public Service Electric & Gas Co.
    5.730% 02/11/99                        10,445,000          10,372,161
  Public Service Electric & Gas Co.
    5.650% 02/01/99                         4,260,000           4,239,269
  Public Service Electric & Gas Co.
    5.860% 02/03/99                        12,750,000          12,679,285
  Raytheon Co.
    5.700% 02/05/99                         4,045,000           4,021,892
  Rite Aid Corp.
    6.080% 01/14/99                        16,420,000          16,376,521
  Rite Aid Corp.
    5.720% 01/29/99                        12,000,000          11,946,150
  Ryder System, Inc.
    5.690% 01/19/99                         5,500,000           5,483,500
  Sonat, Inc.
    5.440% 01/12/99                        10,000,000           9,980,560
  Sonat, Inc.
    5.390% 01/28/99                         9,360,000           9,315,200
  Sonat, Inc.
    6.070% 01/07/99                         9,955,000           9,944,908
  Sonat, Inc.
    6.040% 01/08/99                         8,625,000           8,614,850
  Sonat, Inc.
    5.530% 02/18/99                         7,860,000           7,796,829
  Textron, Inc.
    5.640% 01/22/99                        16,025,000          15,969,396
  Textron Financial Corp.
    6.140% 01/15/99                        11,790,000          11,760,830
  Tyson Foods, Inc.
    5.590% 01/25/99                        10,835,000          10,789,880
  Union Camp Corp.
    5.410% 01/14/99                         3,825,000           3,814,871

MML BLEND FUND

DECEMBER 31, 1998

                                                                    MARKET
                                              PRINCIPAL              VALUE
                                               AMOUNT              (NOTE 2A)
                                             -----------        ---------------

SHORT-TERM INVESTMENTS (Continued)

COMMERCIAL PAPER (Continued)
    Union Camp Corp.
       5.270% 02/16/99                       $ 13,576,000       $    13,475,506
    Wisconsin Gas Co.
       5.080% 03/18/99                          6,445,000             6,373,317
                                             ------------       ---------------
 AMOUNT  RT-TERM INVESTMENTS
    (COST $541,867,659)                       545,304,000           541,828,333
                                             ============       ===============

TOTAL INVESTMENTS
    (COST 2,140,545,032)          106.25%                       $ 2,990,606,154
                                  ======                        ===============

(a) Federal Income Tax Information:  At
    December 31, 1998 the net unrealized
    appreciation on investments based on
    cost of $2,140,545,032 for federal
    income tax purposes is as follows:

    Aggregate gross unrealized appreciation
    for all investments and forward
    commitments in which there is an excess
    of market value over tax cost                               $   871,728,578

    Aggregate gross unrealized depreciation
    for all investments and forward
    commitments in which there is an excess
    of tax cost over market value                                   (21,667,456)
                                                                ---------------
         NET UNREALIZED APPRECIATION                            $   850,061,122
                                                                ===============

 *  Non-income producing security.

                      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. HISTORY

   MML Series Investment Fund (the "MML Trust") is registered under the Investment Company Act of 1940 as a no-load, registered open-end, diversified management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are the four series of shares of the MML Trust. The MML Trust is organized under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

   The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. INVESTMENT VALUATION

   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

   For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

   B. ACCOUNTING FOR INVESTMENTS

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

   The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, the MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. FEDERAL INCOME TAX

   The MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

   Pursuant to section 852 of the Internal Revenue Code, the MML Equity Fund, MML Managed Bond Fund and MML Blend Fund designated $93,227,079, $430,440 and $141,110,488; respectively, as capital gain dividends for the year ended December 31, 1998.

   D. FORWARD COMMITMENTS

   Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they can not close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At December 31, 1998, the fund had no open forward commitments.

   E. ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL LOSS CARRYFORWARD

   The accumulated net realized loss on investments for the MML Money Market Fund results in a capital loss carryforward of $11,997 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002, $841 expires December 31, 2003,
   $4,291 expires December 31, 2005 and $96 expires December 31, 2006.

4. INVESTMENT MANAGEMENT FEE

   MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over
   $500,000,000.

   MassMutual has entered into an investment sub-advisory agreement with David
   L. Babson and Company, Inc. ("Babson"), a wholly-owned subsidiary of DLB Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreement provides that Babson manage the assets of MML Equity Fund and the assets of the Equity Sector of MML Blend Fund. MassMutual pays Babson a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

   MassMutual has agreed, at least through April 30, 2000, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the period ended December 31, 1998, MassMutual was not required to reimburse the Funds for any expenses.

5. PURCHASES AND SALES OF INVESTMENTS AND FORWARD COMMITMENTS

                                                                                     PROCEEDS
For the Year Ended                                             ACQUISITION          FROM SALES
December 31, 1998                                                  COST           AND MATURITIES
------------------                                           -----------------   -----------------
Investments
-----------
MML EQUITY FUND
   Equities                                                     $ 532,329,014       $ 375,620,947
   Short-term investments                                       3,415,135,119       3,419,754,586

MML MONEY MARKET FUND
   Short-term investments                                         784,174,293         755,231,689

MML MANAGED BOND FUND
   Bonds and notes                                                 45,558,302          33,056,996
   U.S. Government investments - long-term                         81,901,811          55,917,843
   Short-term investments                                         816,526,581         808,544,864

MML BLEND FUND
   Equities                                                       258,939,173         364,338,576
   Bonds and notes                                                151,825,174          49,564,280
   U.S. Government investments - long-term                        293,335,268         230,088,323
   Short-term investments                                       2,736,323,588       2,763,614,285

                                                                                       COST
Forward Commitments                                                                OF CONTRACTS
--------------------                                                             -----------------
MML MANAGED BOND FUND
   U.S. Treasury and GNMA Forward Commitment Contracts:
      Contracts opened                                                                $ 4,783,171
      Contracts closed                                                                  4,783,171
      Outstanding at December 31, 1998                                                          -

6. NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS

                                                          MML               MML
                                        MML              Money            Managed             MML
For the Year Ended                     Equity            Market             Bond             Blend
December 31, 1998                       Fund              Fund              Fund              Fund
------------------                 ---------------- ----------------- ----------------- -----------------
Shares
   Reinvestment of dividends             5,377,343         7,577,176         1,080,294        10,548,232
   Sales of shares                       7,903,059       188,771,360         4,363,667         6,180,424
   Redemptions of shares                (5,006,969)     (159,080,164)       (1,816,564)       (7,166,826)
                                   ---------------- ----------------- ----------------- -----------------
   Net Increase                          8,273,433        37,268,372         3,627,397         9,561,830
                                   ---------------- ----------------- ----------------- -----------------

Amount
   Reinvestment of dividends         $ 190,592,681       $ 7,577,176      $ 13,625,461     $ 257,252,297
   Sales of shares                     300,269,513       188,771,360        55,354,210       155,904,892
   Redemptions of shares              (188,112,102)     (159,080,164)      (22,972,939)     (180,183,660)
                                   ---------------- ----------------- ----------------- -----------------
   Net Increase                      $ 302,750,092      $ 37,268,372      $ 46,006,732     $ 232,973,529
                                   ---------------- ----------------- ----------------- -----------------

                                                          MML               MML
                                        MML              Money            Managed             MML
For the Year Ended                     Equity            Market             Bond             Blend
December 31, 1997                       Fund              Fund              Fund              Fund
-----------------                  ---------------- ----------------- ----------------- -----------------
Shares
   Reinvestment of dividends             2,662,123         7,322,166         1,010,861         5,871,667
   Sales of shares                       9,271,802       149,151,177         2,489,815         6,389,317
   Redemptions of shares                (2,391,566)     (160,539,000)       (2,025,214)       (4,905,462)
                                   ---------------- ----------------- ----------------- -----------------
   Net Increase (decrease)               9,542,359        (4,065,657)        1,475,462         7,355,522
                                   ---------------- ----------------- ----------------- -----------------

Amount
   Reinvestment of dividends          $ 79,295,107       $ 7,322,166      $ 12,205,431     $ 134,231,230
   Sales of shares                     316,494,460       149,151,177        30,449,264       152,709,148
   Redemptions of shares               (82,014,563)     (160,539,000)      (24,651,298)     (118,326,146)
                                   ---------------- ----------------- ----------------- -----------------
   Net Increase (decrease)           $ 313,775,004      $ (4,065,657)     $ 18,003,397     $ 168,614,232
                                   ---------------- ----------------- ----------------- -----------------

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
MML SERIES INVESTMENT FUND

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of the MML Equity Fund, the MML Money Market Fund, the MML Managed Bond Fund and the MML Blend Fund which are components of the MML Series Investment Fund (hereafter referred to collectively as the "MML Trust") at December 31, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of their financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the MML Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been settled, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP


Springfield, Massachusetts
February 25, 1999